Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Basic Materials (4.4%)
*	Cleveland-Cliffs Inc.	926,304	18,637
*	Alcoa Corp.	386,249	15,323
	U.S. Steel Corp.	537,994	13,950
*	RBC Bearings Inc.	50,818	9,950
	UFP Industries Inc.	123,438	9,816
	Avient Corp.	188,552	9,801
	Hecla Mining Co.	1,076,011	9,684
	Balchem Corp.	66,399	8,698
	Commercial Metals Co.	245,280	7,719
	Sensient Technologies Corp.	87,590	7,598
*	Arconic Corp.	205,154	7,420
*	Ingevity Corp.	85,679	7,052
	Quaker Chemical Corp.	27,415	6,650
*	Domtar Corp.	113,562	6,158
	Minerals Technologies Inc.	70,342	6,120
	Stepan Co.	44,424	5,982
*	Livent Corp.	302,310	5,898
	Mueller Industries Inc.	115,261	5,352
	Boise Cascade Co.	80,569	5,317
	Tronox Holdings plc Class A	225,098	5,285
*	Coeur Mining Inc.	500,628	5,207
	Trinseo SA	78,893	5,123
	Innospec Inc.	50,413	5,097
*	Novagold Resources Inc.	491,134	5,039
	Compass Minerals International Inc.	70,369	4,919
	Worthington Industries Inc.	72,024	4,780
	Carpenter Technology Corp.	98,182	4,705
	Kaiser Aluminum Corp.	32,484	4,203
*	Amyris Inc.	238,166	3,389
	Materion Corp.	41,984	3,310
	Schnitzer Steel Industries Inc. Class A	53,556	2,918
	Schweitzer-Mauduit International Inc.	64,129	2,624
*	Orion Engineered Carbons SA	124,612	2,522
*	GCP Applied Technologies Inc.	101,083	2,464
*	Kraton Corp.	64,557	2,192
	Neenah Inc.	34,594	1,831
*	AdvanSix Inc.	56,445	1,787
*,1	Energy Fuels Inc.	273,846	1,777
*	U.S. Silica Holdings Inc.	152,480	1,564
*	Koppers Holdings Inc.	42,349	1,468
*	Century Aluminum Co.	104,443	1,422
*	TimkenSteel Corp.	92,342	1,399

		Shares	Market Value ($000)
	Hawkins Inc.	39,906	1,358
	Glatfelter Corp.	90,290	1,333
	PQ Group Holdings Inc.	78,330	1,280
*	Uranium Energy Corp.	401,961	1,258
	Verso Corp. Class A	64,382	1,095
	American Vanguard Corp.	58,833	1,082
*	Rayonier Advanced Materials Inc.	126,483	976
*	Clearwater Paper Corp.	33,154	946
	Haynes International Inc.	25,168	876
	Omega Flex Inc.	5,912	869
*,1	Gatos Silver Inc.	49,589	845
	Tredegar Corp.	53,267	812
*	Unifi Inc.	28,229	777
	Olympic Steel Inc.	19,024	680
*	NN Inc.	86,085	647
*	Northwest Pipe Co.	19,757	626
*	Intrepid Potash Inc.	20,088	575
*	Ryerson Holding Corp.	32,968	546
	FutureFuel Corp.	52,245	537
	Gold Resource Corp.	141,036	392
	Eastern Co.	11,437	365
	Caledonia Mining Corp. plc	24,478	360
*	Marrone Bio Innovations Inc.	144,513	202
*	AgroFresh Solutions Inc.	64,907	143
*	Zymergen Inc.	3,681	119
			260,849
Consumer Discretionary (17.7%)
*	Caesars Entertainment Inc.	371,532	39,921
*	Penn National Gaming Inc.	321,440	26,348
*,1	GameStop Corp. Class A	117,984	26,192
	Lithia Motors Inc. Class A	60,060	21,141
*	RH	32,528	20,852
*,1	AMC Entertainment Holdings Inc. Class A	777,513	20,309
*	Deckers Outdoor Corp.	57,729	19,365
	Churchill Downs Inc.	78,438	15,651
*	SiteOne Landscape Supply Inc.	90,624	15,591
*	YETI Holdings Inc.	165,066	14,460
*	Marriott Vacations Worldwide Corp.	83,572	14,399
*	Crocs Inc.	137,749	13,946
	Texas Roadhouse Inc. Class A	135,586	13,655
*	Fox Factory Holding Corp.	85,353	13,271
*	BJ's Wholesale Club Holdings Inc.	282,478	12,652
*	Macy's Inc.	644,084	11,774
	American Eagle Outfitters Inc.	311,074	11,021
*	Boyd Gaming Corp.	167,626	10,793
*	Helen of Troy Ltd.	50,422	10,613
*	Adient plc	194,768	9,750
*	Avis Budget Group Inc.	108,746	9,550
*	Goodyear Tire & Rubber Co.	476,914	9,457
*	Sonos Inc.	247,935	9,174
	TEGNA Inc.	452,570	8,775
	Wingstop Inc.	61,096	8,717
	KB Home	183,736	8,601
*	Scientific Games Corp. Class A	117,766	8,543
*	LGI Homes Inc.	45,972	8,312
*	Meritage Homes Corp.	76,652	8,253
*	National Vision Holdings Inc.	165,977	8,244
	Dana Inc.	298,430	8,096

		Shares	Market Value ($000)
*	Hilton Grand Vacations Inc.	175,720	8,036
*	Asbury Automotive Group Inc.	39,718	7,876
	Cracker Barrel Old Country Store Inc.	48,924	7,716
*	Taylor Morrison Home Corp. Class A	260,349	7,712
	LCI Industries	50,819	7,575
*	Overstock.com Inc.	87,961	7,515
	PROG Holdings Inc.	139,071	7,332
*	Spirit Airlines Inc.	202,532	7,232
	Murphy USA Inc.	53,123	7,162
	Callaway Golf Co.	192,597	7,111
	Steven Madden Ltd.	169,826	7,031
*	Bed Bath & Beyond Inc.	250,596	7,014
*	Visteon Corp.	57,196	7,004
*	Shake Shack Inc. Class A	72,403	6,804
	Kontoor Brands Inc.	106,191	6,798
	MDC Holdings Inc.	116,777	6,767
*	Stamps.com Inc.	35,044	6,577
*	Cardlytics Inc.	61,622	6,566
*	Stitch Fix Inc. Class A	121,908	6,517
*	Signet Jewelers Ltd.	107,562	6,516
	Papa John's International Inc.	67,436	6,336
*	Tri Pointe Homes Inc.	260,867	6,292
*	Sleep Number Corp.	55,863	6,228
	Rent-A-Center Inc.	99,972	6,179
	Cooper Tire & Rubber Co.	103,919	6,171
	Wolverine World Wide Inc.	166,591	6,074
*	Red Rock Resorts Inc. Class A	135,622	6,069
*	Allegiant Travel Co.	26,981	5,975
	Herman Miller Inc.	121,537	5,809
*	Brinker International Inc.	93,521	5,747
	Group 1 Automotive Inc.	35,914	5,728
*	SeaWorld Entertainment Inc.	104,721	5,700
*	Dorman Products Inc.	54,933	5,624
*	Urban Outfitters Inc.	142,201	5,569
*,1	iRobot Corp.	56,879	5,557
*	Skyline Champion Corp.	108,719	5,507
*	Abercrombie & Fitch Co. Class A	128,870	5,503
*	Selectquote Inc.	268,291	5,452
	Jack in the Box Inc.	47,397	5,384
*	Bloomin' Brands Inc.	180,385	5,330
*	Vista Outdoor Inc.	120,656	5,259
*	Cheesecake Factory Inc.	87,640	5,155
*	Sally Beauty Holdings Inc.	233,246	5,087
*	Cinemark Holdings Inc.	221,020	5,008
	International Game Technology plc	205,588	4,988
*	SkyWest Inc.	101,688	4,986
*	Century Communities Inc.	60,425	4,917
*	Gentherm Inc.	67,526	4,898
*	KAR Auction Services Inc.	267,169	4,793
*	ODP Corp.	109,497	4,789
	Winnebago Industries Inc.	64,239	4,751
	Big Lots Inc.	76,549	4,665
*	Boot Barn Holdings Inc.	59,092	4,514
	Monro Inc.	68,195	4,251
*	At Home Group Inc.	111,797	4,197
*	Cavco Industries Inc.	18,969	4,197
*	Central Garden & Pet Co. Class A	83,000	4,187
	Gray Television Inc.	179,545	4,176

		Shares	Market Value ($000)
	PriceSmart Inc.	47,018	4,152
*	M/I Homes Inc.	57,611	4,063
	Rush Enterprises Inc. Class A	84,176	4,024
	HNI Corp.	88,186	4,023
*	Dave & Buster's Entertainment Inc.	91,359	3,863
*	WW International Inc.	97,551	3,834
	La-Z-Boy Inc.	92,068	3,796
*	Adtalem Global Education Inc.	104,181	3,790
*	Knowles Corp.	183,005	3,759
	Acushnet Holdings Corp.	70,531	3,752
	Strategic Education Inc.	49,872	3,533
*	Everi Holdings Inc.	169,876	3,522
*	Malibu Boats Inc. Class A	42,821	3,358
*	Laureate Education Inc. Class A	222,405	3,249
	Oxford Industries Inc.	33,895	3,245
*	Academy Sports & Outdoors Inc.	87,978	3,214
*	AMC Networks Inc. Class A	58,753	3,154
	Sinclair Broadcast Group Inc. Class A	91,334	3,077
*	Dine Brands Global Inc.	32,179	3,055
	Camping World Holdings Inc. Class A	67,926	3,015
*	G-III Apparel Group Ltd.	91,016	3,007
*	iHeartMedia Inc. Class A	126,264	2,931
*	Bally's Corp.	50,375	2,923
*	Hibbett Sports Inc.	34,128	2,893
*	GoPro Inc. Class A	252,967	2,838
*	XPEL Inc.	34,410	2,822
	Inter Parfums Inc.	36,734	2,809
*	Meredith Corp.	81,988	2,761
	Sturm Ruger & Co. Inc.	34,868	2,752
*	Children's Place Inc.	29,226	2,718
	Knoll Inc.	103,352	2,687
*	elf Beauty Inc.	94,271	2,640
*	American Axle & Manufacturing Holdings Inc.	232,443	2,603
*	Tupperware Brands Corp.	101,459	2,601
	Steelcase Inc. Class A	178,340	2,581
*	Hawaiian Holdings Inc.	99,079	2,556
	Buckle Inc.	59,952	2,525
*	BJ's Restaurants Inc.	45,608	2,521
	Aaron's Co. Inc.	69,672	2,506
	Matthews International Corp. Class A	63,413	2,478
	EW Scripps Co. Class A	115,933	2,459
	Smith & Wesson Brands Inc.	114,543	2,435
	Guess? Inc.	82,254	2,416
	Sonic Automotive Inc. Class A	48,313	2,330
*	RealReal Inc.	131,427	2,296
*	Denny's Corp.	128,313	2,256
*	Stride Inc.	83,545	2,246
*	MarineMax Inc.	43,629	2,244
*	Designer Brands Inc. Class A	127,382	2,228
*	Imax Corp.	102,223	2,209
*	Houghton Mifflin Harcourt Co.	216,429	2,151
*	Clean Energy Fuels Corp.	268,787	2,129
*	Quotient Technology Inc.	179,637	2,113
*	America's Car-Mart Inc.	12,725	2,092
*	Cars.com Inc.	139,403	2,037
*	Liberty Media Corp.- Liberty Braves Class C	74,154	2,028
	Scholastic Corp.	59,608	2,008
	Interface Inc. Class A	120,141	1,963

		Shares	Market Value ($000)
	Standard Motor Products Inc.	43,543	1,960
	Dillard's Inc. Class A	14,645	1,932
*	Purple Innovation Inc. Class A	66,778	1,905
*	Zumiez Inc.	43,312	1,898
	Caleres Inc.	74,298	1,863
*	Monarch Casino & Resort Inc.	25,943	1,851
*	Viad Corp.	41,475	1,831
*	QuinStreet Inc.	99,529	1,802
*	Perdoceo Education Corp.	142,851	1,741
*	Lovesac Co.	20,693	1,718
*	Chuy's Holdings Inc.	40,350	1,673
	Franchise Group Inc.	45,008	1,663
*	Citi Trends Inc.	19,666	1,639
*	Stoneridge Inc.	53,677	1,634
*	Tenneco Inc. Class A	104,108	1,632
*	Genesco Inc.	29,580	1,627
*	Ruth's Hospitality Group Inc.	66,696	1,610
*	1-800-Flowers.com Inc. Class A	52,627	1,604
*	Sportsman's Warehouse Holdings Inc.	87,779	1,562
	Haverty Furniture Cos. Inc.	33,334	1,531
*	Green Brick Partners Inc.	63,053	1,472
*	Golden Entertainment Inc.	34,336	1,464
*,1	Corsair Gaming Inc.	46,866	1,463
*	Gannett Co. Inc.	273,421	1,403
*	Beazer Homes USA Inc.	58,082	1,383
*	Universal Electronics Inc.	27,425	1,373
*	Accel Entertainment Inc. Class A	103,668	1,360
*	Fossil Group Inc.	95,988	1,355
	RCI Hospitality Holdings Inc.	17,322	1,342
*	Lumber Liquidators Holdings Inc.	58,849	1,341
	Ethan Allen Interiors Inc.	46,195	1,334
*	Funko Inc. Class A	50,042	1,314
	Carriage Services Inc. Class A	33,992	1,304
*	Liquidity Services Inc.	54,496	1,303
	Johnson Outdoors Inc. Class A	10,654	1,302
	Shoe Carnival Inc.	19,119	1,291
	Winmark Corp.	6,095	1,194
	Clarus Corp.	49,221	1,166
*	CarParts.com Inc.	69,673	1,138
*	Red Robin Gourmet Burgers Inc.	31,538	1,131
*	Chico's FAS Inc.	240,412	1,118
*	Nautilus Inc.	61,702	1,111
*	Arlo Technologies Inc.	162,572	1,091
*	Central Garden & Pet Co.	19,704	1,082
*	Master Craft Boat Holdings Inc.	37,757	1,048
*	Entercom Communications Corp. Class A	240,051	1,044
*	OneSpaWorld Holdings Ltd.	92,304	1,035
*	OneWater Marine Inc. Class A	20,895	1,029
*	Cooper-Standard Holdings Inc.	34,403	1,024
	Kimball International Inc. Class B	73,989	986
*	Marcus Corp.	45,837	968
*	Turtle Beach Corp.	28,906	957
*	MSG Networks Inc. Class A	61,673	951
*	American Outdoor Brands Inc.	28,447	911
*	Lindblad Expeditions Holdings Inc.	52,658	896
*	Motorcar Parts of America Inc.	38,144	891
*	Container Store Group Inc.	65,328	886
	Movado Group Inc.	31,671	878

		Shares	Market Value ($000)
	Systemax Inc.	25,578	878
	Hooker Furniture Corp.	23,929	858
*	Conn's Inc.	36,715	851
	Rocky Brands Inc.	14,399	840
*	American Public Education Inc.	29,401	823
*	Boston Omaha Corp. Class A	26,742	820
*	Noodles & Co. Class A	63,069	812
*	Century Casinos Inc.	56,713	793
*	Daily Journal Corp.	2,458	785
*	Neogames SA	11,348	727
*	Liberty TripAdvisor Holdings Inc. Class A	149,231	710
*	Mesa Air Group Inc.	70,520	685
	Rush Enterprises Inc. Class B	15,014	651
*	Bluegreen Vacations Holding Class A	30,980	650
*	Cato Corp. Class A	41,505	642
*	El Pollo Loco Holdings Inc.	38,052	642
*	Tilly's Inc. Class A	46,807	639
	National CineMedia Inc.	130,710	633
	Del Taco Restaurants Inc.	61,332	623
*	VOXX International Corp. Class A	40,295	606
*	Lands' End Inc.	23,526	602
*	Liberty Media Corp.- Liberty Braves Class A	21,560	602
	Entravision Communications Corp. Class A	124,452	581
*	Express Inc.	133,313	572
	Superior Group of Cos. Inc.	22,414	572
	A-Mark Precious Metals Inc.	10,403	555
*	PlayAGS Inc.	54,054	550
	Escalade Inc.	21,836	534
*	Alta Equipment Group Inc.	35,581	522
*	Fiesta Restaurant Group Inc.	36,701	499
*	LiveXLive Media Inc.	99,587	492
*	Vera Bradley Inc.	42,862	492
*	Casper Sleep Inc.	51,674	472
*	Regis Corp.	48,165	440
*	Carrols Restaurant Group Inc.	71,158	421
*	Universal Technical Institute Inc.	67,556	409
*	Lakeland Industries Inc.	16,146	407
*,1	Eros International plc	334,345	401
	Nathan's Famous Inc.	5,961	385
*	Duluth Holdings Inc. Class B	22,997	370
	Hamilton Beach Brands Holding Co. Class A	14,648	369
	Lifetime Brands Inc.	24,576	369
*	Biglari Holdings Inc. Class B	2,162	346
*	Legacy Housing Corp.	17,101	326
*	Kura Sushi USA Inc. Class A	6,958	299
*	Gaia Inc. Class A	25,638	298
*	Emerald Holding Inc.	52,408	296
*	Aspen Group Inc.	47,057	274
	Weyco Group Inc.	12,873	265
*	Fluent Inc.	88,708	256
*	Frontier Group Holdings Inc.	11,876	253
	Marine Products Corp.	15,219	247
*,1	Eastman Kodak Co.	32,892	234
*,1	Radius Global Infrastructure Inc. Class A	14,847	190
	Saga Communications Inc. Class A	7,915	187
*	Latham Group Inc.	5,740	178
*	Figs Inc. Class A	4,602	157
	NL Industries Inc.	18,024	130

		Shares	Market Value ($000)
*	JOANN Inc.	7,759	110
*	Cricut Inc. Class A	2,771	94
*	ThredUP Inc. Class A	3,234	76
	CompX International Inc.	3,199	71
*	Envela Corp.	16,598	71
*	Vizio Holding Corp. Class A	2,765	60
*	Biglari Holdings Inc. Class A	68	56
*	Sun Country Airlines Holdings Inc.	1,258	47
*	Karat Packaging Inc.	1,990	38
*	ContextLogic Inc. Class A	4,661	37
*	ACV Auctions Inc. Class A	742	19
*	Coursera Inc.	369	14
			1,055,537
Consumer Staples (3.0%)
*	Darling Ingredients Inc.	331,944	22,725
*	Freshpet Inc.	84,068	14,865
*	Performance Food Group Co.	270,256	13,548
	Medifast Inc.	23,304	7,743
	Lancaster Colony Corp.	39,140	7,306
	WD-40 Co.	28,136	6,888
	Sanderson Farms Inc.	41,579	6,767
*	Simply Good Foods Co.	175,658	6,066
	Primo Water Corp.	321,954	5,573
	J & J Snack Foods Corp.	30,880	5,422
	Edgewell Personal Care Co.	112,702	5,114
*	Celsius Holdings Inc.	74,184	4,862
*	United Natural Foods Inc.	115,363	4,379
	Core-Mark Holding Co. Inc.	92,373	4,236
*	Hostess Brands Inc. Class A	257,914	4,044
[1]	B&G Foods Inc.	131,807	4,033
	Vector Group Ltd.	288,614	3,968
	Coca-Cola Consolidated Inc.	9,691	3,924
*	GrowGeneration Corp.	83,540	3,710
	Universal Corp.	50,050	2,805
	Cal-Maine Foods Inc.	76,559	2,673
*	USANA Health Sciences Inc.	23,907	2,528
	National Beverage Corp.	48,896	2,441
	Calavo Growers Inc.	34,065	2,425
*	BellRing Brands Inc. Class A	82,206	2,358
	Fresh Del Monte Produce Inc.	64,276	2,151
*	Rite Aid Corp.	113,099	2,066
	Andersons Inc.	64,322	1,999
*	Chefs' Warehouse Inc.	62,398	1,919
	MGP Ingredients Inc.	26,477	1,845
	Ingles Markets Inc. Class A	29,422	1,822
	ACCO Brands Corp.	190,575	1,736
	John B Sanfilippo & Son Inc.	17,930	1,673
	SpartanNash Co.	72,622	1,523
*	Hydrofarm Holdings Group Inc.	19,702	1,227
	PetMed Express Inc.	39,976	1,155
[1]	Tootsie Roll Industries Inc.	33,481	1,048
*	Vital Farms Inc.	49,111	1,046
	Turning Point Brands Inc.	24,240	1,037
	Weis Markets Inc.	19,526	994
*	Veru Inc.	112,104	990
*	Landec Corp.	53,231	637
*	Seneca Foods Corp. Class A	13,296	615
	Limoneira Co.	31,151	585

		Shares	Market Value ($000)
*,1	NewAge Inc.	193,993	460
*	HF Foods Group Inc.	72,950	446
	Village Super Market Inc. Class A	18,186	439
*	Farmer Bros Co.	34,768	419
	Oil-Dri Corp. of America	10,875	398
	Nature's Sunshine Products Inc.	18,501	379
	Alico Inc.	10,969	351
*	Mission Produce Inc.	15,283	310
	Natural Grocers by Vitamin Cottage Inc.	19,429	233
*	Lifevantage Corp.	27,165	217
*	Laird Superfood Inc.	6,460	211
*	Duckhorn Portfolio Inc.	8,082	147
*	Calyxt Inc.	21,864	94
*	Greenlane Holdings Inc. Class A	22,514	87
*	Honest Co. Inc.	4,020	63
*	Bridgford Foods Corp.	3,488	62
			180,787
Energy (3.5%)
*	Plug Power Inc.	850,226	26,102
	Ovintiv Inc. (XNYS)	540,235	14,386
*	ChampionX Corp.	383,498	10,163
*	PDC Energy Inc.	205,851	8,691
	Matador Resources Co.	227,417	6,968
*	Southwestern Energy Co.	1,333,888	6,896
*	Antero Resources Corp.	500,145	6,457
*	FuelCell Energy Inc.	649,457	6,378
	Arcosa Inc.	100,061	6,354
*	CNX Resources Corp.	449,879	6,127
*	Range Resources Corp.	442,886	6,005
*	Renewable Energy Group Inc.	89,128	5,443
	SM Energy Co.	236,038	4,697
*	Transocean Ltd.	1,203,989	4,551
	World Fuel Services Corp.	128,768	3,957
*,1	SunPower Corp.	157,647	3,687
	Cactus Inc. Class A	98,611	3,455
*	Magnolia Oil & Gas Corp. Class A	256,283	3,311
*	PBF Energy Inc. Class A	199,662	3,223
	Patterson-UTI Energy Inc.	379,235	3,174
*	TPI Composites Inc.	63,539	3,069
*	Oceaneering International Inc.	205,483	2,932
	Delek US Holdings Inc.	129,180	2,879
*	Ameresco Inc. Class A	50,967	2,740
*	Golar LNG Ltd.	211,186	2,682
*	Kosmos Energy Ltd.	833,502	2,651
*	Liberty Oilfield Services Inc. Class A	171,584	2,567
	Archrock Inc.	267,286	2,459
*	Dril-Quip Inc.	72,403	2,428
*	NOW Inc.	226,069	2,367
*	Green Plains Inc.	70,604	2,252
	Warrior Met Coal Inc.	106,224	1,944
*	Bonanza Creek Energy Inc.	43,485	1,868
*	Arch Resources Inc.	30,922	1,765
*	MRC Global Inc.	161,583	1,735
*	ProPetro Holding Corp.	164,980	1,640
*	DMC Global Inc.	30,037	1,591
	Brigham Minerals Inc. Class A	87,309	1,584
*	Helix Energy Solutions Group Inc.	294,079	1,538
*	Tellurian Inc.	340,687	1,485

		Shares	Market Value ($000)
*	NexTier Oilfield Solutions Inc.	330,618	1,405
*	Nabors Industries Ltd.	14,474	1,355
	SunCoke Energy Inc.	170,912	1,287
	CVR Energy Inc.	60,664	1,259
*	Par Pacific Holdings Inc.	82,441	1,148
*	Tidewater Inc.	82,108	1,130
*	REX American Resources Corp.	11,108	1,067
*	Frank's International NV	317,171	1,066
*	Contango Oil & Gas Co.	236,474	1,031
*	CONSOL Energy Inc.	61,530	944
*	Peabody Energy Corp.	131,870	874
	Berry Corp.	137,030	871
*	American Superconductor Corp.	54,970	823
*	Oil States International Inc.	126,222	812
*	W&T Offshore Inc.	190,780	713
*	Select Energy Services Inc. Class A	118,890	675
*	Newpark Resources Inc.	183,115	612
*	Penn Virginia Corp.	31,527	608
	Solaris Oilfield Infrastructure Inc. Class A	60,275	602
*	RPC Inc.	120,263	590
*	Matrix Service Co.	53,819	587
*	National Energy Services Reunited Corp.	42,062	540
*	Earthstone Energy Inc. Class A	50,045	481
*	Trecora Resources	51,185	419
*	Talos Energy Inc.	28,953	411
	Falcon Minerals Corp.	80,728	376
*	Bristow Group Inc.	13,784	376
*	Maxeon Solar Technologies Ltd.	21,851	341
*	Comstock Resources Inc.	50,407	284
*	Exterran Corp.	54,079	255
	Evolution Petroleum Corp.	63,242	233
*	Goodrich Petroleum Corp.	19,856	220
	NACCO Industries Inc. Class A	7,932	203
*	Vine Energy Inc. Class A	12,377	180
*	FTC Solar Inc.	13,993	151
	Adams Resources & Energy Inc.	4,530	123
*	Whiting Petroleum Corp.	2,583	118
*	NextDecade Corp.	46,058	89
*	Array Technologies Inc.	4,118	67
*	PrimeEnergy Resources Corp.	1,043	43
			208,570
Financials (15.6%)
	Stifel Financial Corp.	206,291	14,292
	First Financial Bankshares Inc.	266,445	13,416
	South State Corp.	144,327	12,818
	Valley National Bancorp	821,894	11,770
	Glacier Bancorp Inc.	197,672	11,514
	Essent Group Ltd.	227,448	10,881
	CIT Group Inc.	203,380	10,775
	United Bankshares Inc.	255,390	10,520
	Radian Group Inc.	395,173	9,227
	Blackstone Mortgage Trust Inc. Class A	287,582	9,211
	Selective Insurance Group Inc.	122,072	9,188
	BankUnited Inc.	189,480	9,055
	Community Bank System Inc.	109,170	8,856
	Hancock Whitney Corp.	177,863	8,806
	UMB Financial Corp.	90,017	8,706
	Home BancShares Inc.	315,750	8,639

		Shares	Market Value ($000)
	RLI Corp.	81,690	8,617
	Houlihan Lokey Inc. Class A	106,862	8,003
	Eastern Bankshares Inc.	342,326	7,668
	Pacific Premier Bancorp Inc.	165,067	7,588
	Ameris Bancorp	136,975	7,525
	CNO Financial Group Inc.	278,469	7,396
	Kinsale Capital Group Inc.	43,628	7,262
*	Texas Capital Bancshares Inc.	104,428	7,193
	Investors Bancorp Inc.	475,581	7,077
	ServisFirst Bancshares Inc.	100,465	6,978
	Navient Corp.	379,164	6,927
	Simmons First National Corp. Class A	223,265	6,810
	FirstCash Inc.	83,812	6,681
	Atlantic Union Bankshares Corp.	160,779	6,595
	Cathay General Bancorp	156,656	6,529
	Old National Bancorp	338,485	6,448
	Columbia Banking System Inc.	148,116	6,393
*	Cannae Holdings Inc.	177,841	6,376
*	Enstar Group Ltd.	24,853	6,310
	BancorpSouth Bank	204,354	6,249
	Federated Hermes Inc.	196,054	6,235
	Hamilton Lane Inc. Class A	66,152	5,978
	Artisan Partners Asset Management Inc. Class A	116,690	5,961
	Walker & Dunlop Inc.	58,321	5,922
	Independent Bank Group Inc.	75,133	5,917
	CVB Financial Corp.	266,437	5,910
	Moelis & Co. Class A	109,018	5,853
	American Equity Investment Life Holding Co.	187,132	5,708
	Cadence BanCorp. Class A	254,258	5,690
	First Bancorp. (XNYS)	443,556	5,673
	Fulton Financial Corp.	327,220	5,671
*	Axos Financial Inc.	118,093	5,599
*	Trupanion Inc.	62,076	5,597
	Chimera Investment Corp.	395,545	5,589
	United Community Banks Inc.	161,089	5,570
	Independent Bank Corp. (XNGS)	67,820	5,535
*	Mr Cooper Group Inc.	155,965	5,395
	PennyMac Financial Services Inc.	85,710	5,366
	WesBanco Inc.	134,720	5,243
	Washington Federal Inc.	155,681	5,190
	WSFS Financial Corp.	97,526	5,189
	First Merchants Corp.	111,605	5,172
	First Financial Bancorp	200,513	5,107
	International Bancshares Corp.	110,015	5,105
	Hilltop Holdings Inc.	135,473	5,033
	Renasant Corp.	112,204	4,962
	First Midwest Bancorp Inc.	235,786	4,935
	Piper Sandler Cos.	35,891	4,575
	Apollo Commercial Real Estate Finance Inc.	290,469	4,546
	Flagstar Bancorp Inc.	99,113	4,539
*	Silvergate Capital Corp. Class A	40,148	4,472
	Towne Bank	138,428	4,434
	Sandy Spring Bancorp Inc.	95,211	4,423
*	Genworth Financial Inc. Class A	1,042,981	4,381
	Trustmark Corp.	129,782	4,354
	Arbor Realty Trust Inc.	237,843	4,338
	Virtus Investment Partners Inc.	15,091	4,244
	Banner Corp.	71,861	4,206

		Shares	Market Value ($000)
*	NMI Holdings Inc. Class A	170,119	4,115
	MFA Financial Inc.	934,650	4,084
	Two Harbors Investment Corp.	564,169	4,056
*	Focus Financial Partners Inc. Class A	79,156	4,012
	PennyMac Mortgage Investment Trust	202,878	3,976
*	Seacoast Banking Corp. of Florida	106,799	3,959
	Bank of NT Butterfield & Son Ltd.	103,655	3,953
*	Triumph Bancorp Inc.	46,946	3,932
	First Interstate BancSystem Inc. Class A	83,468	3,929
	Great Western Bancorp Inc.	114,307	3,825
	BGC Partners Inc. Class A	640,416	3,778
	Park National Corp.	29,629	3,749
	Eagle Bancorp Inc.	65,306	3,732
	Hope Bancorp Inc.	242,686	3,713
	Provident Financial Services Inc.	146,706	3,706
	Cohen & Steers Inc.	50,344	3,682
*	PRA Group Inc.	93,367	3,635
	Argo Group International Holdings Ltd.	67,124	3,601
	Heartland Financial USA Inc.	71,836	3,574
	Live Oak Bancshares Inc.	58,599	3,550
	New York Mortgage Trust Inc.	783,963	3,544
	PJT Partners Inc. Class A	48,175	3,508
	Capitol Federal Financial Inc.	269,536	3,488
*	eHealth Inc.	53,248	3,474
	Veritex Holdings Inc.	98,044	3,444
	Northwest Bancshares Inc.	242,495	3,434
	NBT Bancorp Inc.	87,844	3,425
	Horace Mann Educators Corp.	85,690	3,416
	Meta Financial Group Inc.	64,294	3,408
	Westamerica BanCorp.	54,006	3,388
	Stewart Information Services Corp.	54,461	3,287
	Lakeland Financial Corp.	50,094	3,091
*	Palomar Holdings Inc.	41,884	3,058
	B Riley Financial Inc.	41,379	3,047
	First Commonwealth Financial Corp.	197,355	2,990
*	Encore Capital Group Inc.	64,543	2,988
	Brightsphere Investment Group Inc.	127,092	2,830
	Southside Bancshares Inc.	65,233	2,795
	First Busey Corp.	103,977	2,786
	Broadmark Realty Capital Inc.	266,112	2,738
	FB Financial Corp.	65,380	2,736
*	Enova International Inc.	71,608	2,712
	OceanFirst Financial Corp.	122,445	2,707
	S&T Bancorp Inc.	79,676	2,703
	Brookline Bancorp Inc.	159,968	2,697
	ProAssurance Corp.	110,742	2,697
	BancFirst Corp.	38,849	2,679
	Nelnet Inc. Class A	35,429	2,676
	TriCo Bancshares	54,592	2,618
	Boston Private Financial Holdings Inc.	169,322	2,596
	First Bancorp.	58,440	2,593
	AMERISAFE Inc.	39,559	2,592
	Berkshire Hills Bancorp Inc.	93,417	2,592
*	Bancorp Inc.	106,651	2,585
	Redwood Trust Inc.	231,683	2,579
	Ladder Capital Corp. Class A	218,840	2,560
	City Holding Co.	31,804	2,551
	Dime Community Bancshares Inc.	72,753	2,525

		Shares	Market Value ($000)
	OFG Bancorp	104,498	2,518
	Safety Insurance Group Inc.	29,497	2,510
	Employers Holdings Inc.	59,366	2,505
	iStar Inc.	148,464	2,496
	Enterprise Financial Services Corp.	49,709	2,456
	Goosehead Insurance Inc. Class A	27,272	2,451
	National Bank Holdings Corp. Class A	60,725	2,405
	Tompkins Financial Corp.	29,534	2,397
	Premier Financial Corp.	76,499	2,333
*	StoneX Group Inc.	34,312	2,323
	Stock Yards Bancorp Inc.	42,202	2,268
	Customers Bancorp Inc.	59,298	2,244
*	LendingClub Corp.	145,867	2,229
	James River Group Holdings Ltd.	61,772	2,157
*	BRP Group Inc. Class A	87,732	2,156
	Heritage Financial Corp.	74,264	2,154
	German American Bancorp Inc.	50,779	2,123
	Meridian Bancorp Inc.	96,245	2,122
	ConnectOne Bancorp Inc.	76,484	2,118
	Cowen Inc. Class A	52,951	2,083
	First Foundation Inc.	81,430	2,044
	Kearny Financial Corp.	155,027	2,032
	Origin Bancorp Inc.	45,228	1,997
	HomeStreet Inc.	44,189	1,989
	Preferred Bank	28,452	1,943
	Bryn Mawr Bank Corp.	40,434	1,933
	Washington Trust Bancorp Inc.	35,043	1,927
	WisdomTree Investments Inc.	286,503	1,920
	Federal Agricultural Mortgage Corp. Class C	18,776	1,905
	Lakeland Bancorp Inc.	100,150	1,904
	Ready Capital Corp.	120,760	1,838
*	SiriusPoint Ltd.	174,041	1,831
*	Columbia Financial Inc.	97,318	1,729
	Univest Financial Corp.	59,107	1,724
*	Blucora Inc.	99,312	1,722
	1st Source Corp.	33,812	1,673
	First Bancorp Inc. (XNMS)	41,999	1,640
	Northfield Bancorp Inc.	96,531	1,634
	Horizon Bancorp Inc.	88,161	1,631
[1]	Invesco Mortgage Capital Inc.	479,467	1,630
	Banc of California Inc.	92,197	1,614
	Granite Point Mortgage Trust Inc.	111,941	1,610
	TPG RE Finance Trust Inc.	123,206	1,607
	Ellington Financial Inc.	84,959	1,604
	Harbornone Bancorp Inc.	106,522	1,582
	Allegiance Bancshares Inc.	38,924	1,579
	ARMOUR Residential REIT Inc.	131,054	1,571
	Central Pacific Financial Corp.	56,395	1,563
	TrustCo Bank Corp. NY	38,824	1,519
	Altabancorp	32,291	1,485
*	Nicolet Bankshares Inc.	18,601	1,475
	QCR Holdings Inc.	30,473	1,457
	Camden National Corp.	30,338	1,445
*	CrossFirst Bankshares Inc.	98,167	1,444
*	World Acceptance Corp.	8,951	1,438
	Flushing Financial Corp.	60,546	1,415
	Heritage Commerce Corp.	118,929	1,410
	Community Trust Bancorp Inc.	31,869	1,408

		Shares	Market Value ($000)
*	Ambac Financial Group Inc.	93,262	1,407
	United Fire Group Inc.	43,199	1,324
	Hanmi Financial Corp.	62,408	1,309
	First Mid Bancshares Inc.	29,707	1,304
*	TriState Capital Holdings Inc.	56,416	1,297
	National Western Life Group Inc. Class A	5,245	1,285
	Capstead Mortgage Corp.	197,134	1,272
	StepStone Group Inc. Class A	40,104	1,271
	KKR Real Estate Finance Trust Inc.	59,054	1,263
	Great Southern Bancorp Inc.	22,102	1,249
	Peapack-Gladstone Financial Corp.	37,489	1,245
	First Financial Corp.	27,267	1,237
*	Watford Holdings Ltd.	35,308	1,234
*	MoneyGram International Inc.	125,509	1,230
	Midland States Bancorp Inc.	43,326	1,207
	Peoples Bancorp Inc.	37,060	1,204
*	Atlantic Capital Bancshares Inc.	40,894	1,150
	Byline Bancorp Inc.	49,141	1,134
	First Community Bankshares Inc.	36,363	1,133
	Cambridge Bancorp	12,982	1,113
*	Amerant Bancorp Inc.	45,972	1,109
	Diamond Hill Investment Group Inc.	6,158	1,080
	CBTX Inc.	35,727	1,058
	Financial Institutions Inc.	32,537	1,045
	First of Long Island Corp.	46,350	1,043
	Mercantile Bank Corp.	32,287	1,043
	HCI Group Inc.	12,864	1,036
	Dynex Capital Inc.	52,552	1,027
	Independent Bank Corp.	43,933	1,024
*	MBIA Inc.	101,875	1,018
	Arrow Financial Corp.	26,974	1,001
	Alerus Financial Corp.	29,853	984
	Sculptor Capital Management Inc. Class A	37,354	976
	Banco Latinoamericano de Comercio Exterior SA Class E	63,669	972
	Business First Bancshares Inc.	39,541	965
[1]	Orchid Island Capital Inc.	176,030	963
	Farmers National Banc Corp.	54,421	947
	MidWestOne Financial Group Inc.	30,020	947
	Oppenheimer Holdings Inc. Class A	18,949	947
	Reliant Bancorp Inc.	31,800	943
	West BanCorp. Inc	33,666	940
*	Equity Bancshares Inc. Class A	28,549	938
*	Metropolitan Bank Holding Corp.	14,676	936
	Republic Bancorp Inc. Class A	20,065	932
	Bank of Marin Bancorp	27,043	912
	Bank First Corp.	12,790	911
	Bar Harbor Bankshares	29,766	906
	HomeTrust Bancshares Inc.	31,175	884
*	Assetmark Financial Holdings Inc.	33,456	872
	Waterstone Financial Inc.	44,079	872
	RBB Bancorp	34,574	844
	Hingham Institution for Savings	2,881	836
	Old Second Bancorp Inc.	59,430	824
	MVB Financial Corp.	19,134	820
	Sierra Bancorp	29,263	811
	Regional Management Corp.	17,029	796
*	Southern First Bancshares Inc.	14,884	795
	Universal Insurance Holdings Inc.	55,129	777

		Shares	Market Value ($000)
*	Oportun Financial Corp.	40,062	764
	Capital City Bank Group Inc.	28,274	758
*	Bridgewater Bancshares Inc.	43,618	757
	American National Bankshares Inc.	21,805	756
	Civista Bancshares Inc.	31,859	756
	CNB Financial Corp.	30,992	753
	Merchants Bancorp	17,519	752
*	EZCorp. Inc. Class A	101,003	742
	Capstar Financial Holdings Inc.	33,709	738
*	Carter Bankshares Inc.	46,631	726
	Citizens & Northern Corp.	27,964	690
	SmartFinancial Inc.	28,040	680
	First Choice Bancorp	21,111	678
	First Bancorp Inc. (XNGS)	21,329	672
	Southern Missouri Bancorp Inc.	15,091	667
	State Auto Financial Corp.	35,260	666
	Century Bancorp Inc. Class A	5,795	661
	First Internet Bancorp	19,375	657
	Enterprise Bancorp Inc.	18,769	647
	Curo Group Holdings Corp.	38,395	634
	Peoples Financial Services Corp.	14,336	619
	Metrocity Bankshares Inc.	35,440	610
	Home Bancorp Inc.	15,650	608
	Guaranty Bancshares Inc.	15,775	605
	Spirit of Texas Bancshares Inc.	25,838	596
	Provident Bancorp Inc.	34,978	590
	Primis Financial Corp.	39,767	586
*	Coastal Financial Corp.	18,512	576
	Summit Financial Group Inc.	23,684	564
	FS Bancorp Inc.	7,861	560
	Northrim BanCorp Inc.	12,764	556
	Orrstown Financial Services Inc.	21,429	541
	Red River Bancshares Inc.	9,832	537
	Tiptree Inc.	49,700	535
	Great Ajax Corp.	42,358	534
*,1	Citizens Inc. Class A	101,356	529
	PCSB Financial Corp.	28,722	528
	Macatawa Bank Corp.	54,170	520
*	Greenlight Capital Re Ltd. Class A	55,952	518
	Premier Financial Bancorp Inc.	27,724	517
	South Plains Financial Inc.	22,007	516
	ACNB Corp.	17,738	511
	Greenhill & Co. Inc.	29,235	509
	Bank of Commerce Holdings	33,711	497
	Investors Title Co.	2,696	479
	Parke Bancorp Inc.	22,044	474
	Luther Burbank Corp.	38,811	471
	Central Valley Community Bancorp	22,051	469
	Northeast Bank	15,923	467
	First Business Financial Services Inc.	16,937	464
	Fidelity D&D Bancorp Inc.	8,317	464
	First Bank	33,468	460
	National Bankshares Inc.	12,999	456
[1]	Timberland Bancorp Inc.	15,536	453
	LCNB Corp.	25,619	452
*	Howard Bancorp Inc.	26,683	450
	Farmers & Merchants Bancorp Inc.	20,045	441
*	Select Bancorp Inc.	31,334	441

		Shares	Market Value ($000)
	Protective Insurance Corp. Class B	18,813	438
	Investar Holding Corp.	19,366	437
	Amalgamated Financial Corp.	26,861	437
	Ames National Corp.	17,220	436
	BCB Bancorp Inc.	29,346	429
*	FVCBankcorp Inc.	23,947	425
	Independence Holding Co.	9,624	424
*	Professional Holding Corp. Class A	23,002	421
*	Trean Insurance Group Inc.	24,881	418
	PCB Bancorp	25,975	417
	Heritage Insurance Holdings Inc.	49,830	415
	Western Asset Mortgage Capital Corp.	125,336	415
	1st Constitution Bancorp	19,289	407
	Pzena Investment Management Inc. Class A	35,058	407
	Mid Penn Bancorp Inc.	14,402	406
	Western New England Bancorp Inc.	47,568	405
*	BayCom Corp.	21,827	404
	Territorial Bancorp Inc.	15,412	403
	Community Bankers Trust Corp.	45,504	402
	ChoiceOne Financial Services Inc.	15,527	400
	Marlin Business Services Corp.	17,621	397
	Shore Bancshares Inc.	23,083	397
	Mackinac Financial Corp.	18,260	396
	Unity Bancorp Inc.	16,214	393
	Evans Bancorp Inc.	10,226	387
	Bankwell Financial Group Inc.	13,431	384
	Community Financial Corp.	10,740	381
*	Republic First Bancorp Inc.	91,495	377
	Richmond Mutual BanCorp. Inc.	25,621	374
	HBT Financial Inc.	20,341	370
	Penns Woods Bancorp Inc.	14,217	364
*	Capital Bancorp Inc.	16,548	364
	Donegal Group Inc. Class A	23,714	363
	Codorus Valley Bancorp Inc.	18,970	360
	C&F Financial Corp.	7,239	358
*	NI Holdings Inc.	18,714	357
*	First Western Financial Inc.	12,826	356
	Bank of Princeton	12,027	354
*	Esquire Financial Holdings Inc.	14,164	349
	Chemung Financial Corp.	7,198	335
	Crawford & Co. Class A	34,400	333
	First Northwest Bancorp	18,318	326
	Silvercrest Asset Management Group Inc. Class A	20,445	325
	Westwood Holdings Group Inc.	16,284	321
	Eagle Bancorp Montana Inc.	12,721	318
	Norwood Financial Corp.	12,421	316
	Cherry Hill Mortgage Investment Corp.	32,095	315
*	California BanCorp.	16,252	307
	First Capital Inc.	6,843	305
	Middlefield Banc Corp.	12,655	304
	Meridian Corp.	11,228	304
	Colony Bankcorp Inc.	16,509	303
	BankFinancial Corp.	27,335	302
*	Pioneer Bancorp Inc.	24,628	301
	Level One Bancorp Inc.	10,873	301
	Riverview Bancorp Inc.	43,581	299
	First Community Corp.	14,774	297
	Hawthorn Bancshares Inc.	12,184	294

		Shares	Market Value ($000)
	Plumas Bancorp	9,499	289
	GAMCO Investors Inc. Class A	11,228	288
*	Safeguard Scientifics Inc.	41,232	288
*	MainStreet Bancshares Inc.	13,208	283
*	Arlington Asset Investment Corp. Class A	68,444	279
	Oak Valley Bancorp	14,566	275
[1]	First Savings Financial Group Inc.	3,807	274
	Standard AVB Financial Corp.	8,225	271
	ESSA Bancorp Inc.	17,035	270
	SB Financial Group Inc.	13,655	270
*	MMA Capital Holdings Inc.	9,944	269
	OP Bancorp	25,953	269
	Franklin Financial Services Corp.	8,765	268
	FNCB Bancorp Inc.	35,629	263
	County Bancorp Inc.	10,363	258
	First United Corp.	13,903	253
[1]	Salisbury Bancorp Inc.	5,436	253
	United Security Bancshares	28,925	246
*	ProSight Global Inc.	19,016	243
	United Insurance Holdings Corp.	42,300	239
	CB Financial Services Inc.	10,702	233
	Ellington Residential Mortgage REIT	18,602	228
	Peoples Bancorp of North Carolina Inc.	9,109	227
*	Ponce de Leon Federal Bank	16,127	226
	Provident Financial Holdings Inc.	12,778	222
	Landmark Bancorp Inc.	8,477	219
	Ohio Valley Banc Corp.	9,034	212
	Prudential Bancorp Inc.	13,717	190
	Citizens Holding Co.	10,033	190
	Auburn National BanCorp Inc.	4,886	187
	Greene County Bancorp Inc.	6,271	180
*	Security National Financial Corp. Class A	20,447	178
*	Limestone Bancorp Inc.	10,832	172
	Partners Bancorp.	21,379	168
*	Sterling Bancorp Inc.	33,220	160
	First Guaranty Bancshares Inc.	7,906	156
	Associated Capital Group Inc. Class A	3,790	139
	FedNat Holding Co.	26,455	127
*	Swk Holdings Corp.	7,819	126
*	Bogota Financial Corp.	12,349	124
	Bank7 Corp.	5,918	108
*	Siebert Financial Corp.	24,430	101
*	Home Point Capital Inc.	14,902	95
*,2	BM Technologies Inc. (Acquired 12/17/20, Cost $86)	6,896	80
*	Midwest Holding Inc.	1,828	76
	Value Line Inc.	2,326	72
*	Oscar Health Inc. Class A	2,741	69
[1]	Oconee Federal Financial Corp.	2,397	61
*	GWG Holdings Inc.	6,668	46
*	Vericity Inc.	4,009	36
			929,482
Health Care (17.5%)
*	Novavax Inc.	127,169	18,773
*	Arrowhead Pharmaceuticals Inc.	211,236	15,336
*	Natera Inc.	156,113	14,696
*	Tenet Healthcare Corp.	215,622	14,427
*	Mirati Therapeutics Inc.	88,304	13,965
*	STAAR Surgical Co.	94,509	13,801

		Shares	Market Value ($000)
*	HealthEquity Inc.	165,567	13,762
*	Ultragenyx Pharmaceutical Inc.	131,142	13,338
*	LHC Group Inc.	62,675	12,338
*	Omnicell Inc.	87,674	12,187
*	Fate Therapeutics Inc.	157,115	12,035
*	Bridgebio Pharma Inc.	194,116	11,492
*	Halozyme Therapeutics Inc.	274,472	11,366
*	Nevro Corp.	70,195	10,578
*	Shockwave Medical Inc.	58,646	10,550
*	Inspire Medical Systems Inc.	54,023	10,497
*	Blueprint Medicines Corp.	114,223	10,434
*	Twist Bioscience Corp.	96,805	10,388
*	Pacific Biosciences of California Inc.	376,214	10,177
*	Neogen Corp.	108,913	10,054
*	Medpace Holdings Inc.	56,994	9,521
*	NeoGenomics Inc.	224,214	9,200
	Select Medical Holdings Corp.	224,131	8,981
	Ensign Group Inc.	106,702	8,878
*	TG Therapeutics Inc.	251,028	8,753
*	Biohaven Pharmaceutical Holding Co. Ltd.	99,201	8,630
*	Intellia Therapeutics Inc.	113,306	8,491
*	Livanova plc	100,779	8,419
*	CareDx Inc.	103,780	8,344
*	Denali Therapeutics Inc.	129,732	8,250
	CONMED Corp.	56,070	7,720
*	Arena Pharmaceuticals Inc.	119,948	7,330
*	NuVasive Inc.	106,014	7,230
*	Invitae Corp.	250,170	7,200
*	Apellis Pharmaceuticals Inc.	124,087	6,984
*	AtriCure Inc.	90,441	6,759
*	Merit Medical Systems Inc.	111,714	6,741
	Owens & Minor Inc.	149,622	6,690
*	Glaukos Corp.	88,101	6,482
*	Beam Therapeutics Inc.	82,331	6,441
*	Cantel Medical Corp.	78,230	6,362
*	Integer Holdings Corp.	67,451	6,102
*	1Life Healthcare Inc.	162,117	5,998
*	R1 RCM Inc.	248,610	5,755
*	BioCryst Pharmaceuticals Inc.	364,553	5,749
	Patterson Cos. Inc.	174,817	5,689
*	Kodiak Sciences Inc.	67,945	5,682
*	Emergent BioSolutions Inc.	93,103	5,647
*	Allakos Inc.	54,061	5,484
*	Arvinas Inc.	74,743	5,437
*	Intra-Cellular Therapies Inc.	137,045	5,401
*	Veracyte Inc.	136,660	5,337
*	Pacira BioSciences Inc.	87,889	5,332
*	Vericel Corp.	93,718	5,295
*	Prestige Consumer Healthcare Inc.	103,979	5,185
*	Insmed Inc.	208,758	5,135
*	Turning Point Therapeutics Inc.	77,010	5,097
*	NanoString Technologies Inc.	91,262	5,064
*	PTC Therapeutics Inc.	127,709	5,015
*	MEDNAX Inc.	154,210	4,932
*	Amicus Therapeutics Inc.	531,388	4,921
*	Inovalon Holdings Inc. Class A	154,421	4,843
*	Magellan Health Inc.	49,927	4,703
*	Editas Medicine Inc. Class A	137,941	4,683

		Shares	Market Value ($000)
	Healthcare Services Group Inc.	154,402	4,631
*	Vir Biotechnology Inc.	110,387	4,626
*	iRhythm Technologies Inc.	59,598	4,497
*	Dicerna Pharmaceuticals Inc.	136,159	4,439
*	Xencor Inc.	114,592	4,407
*	Corcept Therapeutics Inc.	201,197	4,346
*	Myriad Genetics Inc.	147,182	4,217
*	SpringWorks Therapeutics Inc.	49,678	4,051
*	AdaptHealth Corp. Class A	154,151	4,037
*	Avanos Medical Inc.	98,483	3,949
*,1	Sorrento Therapeutics Inc.	517,507	3,892
*	Revance Therapeutics Inc.	129,921	3,847
*	Ironwood Pharmaceuticals Inc. Class A	329,386	3,811
*	Health Catalyst Inc.	69,513	3,732
*	Ortho Clinical Diagnostics Holdings plc Class H	180,671	3,713
*	FibroGen Inc.	174,140	3,700
*	ModivCare Inc.	25,014	3,683
*	Karuna Therapeutics Inc.	32,632	3,649
*	MacroGenics Inc.	113,307	3,647
*	Cassava Sciences Inc.	67,588	3,644
*	Axonics Inc.	62,518	3,607
*	Progyny Inc.	55,227	3,537
*	Ligand Pharmaceuticals Inc.	29,806	3,508
*	Axsome Therapeutics Inc.	57,239	3,475
*	Phreesia Inc.	69,408	3,436
*	Lantheus Holdings Inc.	137,178	3,327
*	Accolade Inc.	65,768	3,321
*	Zentalis Pharmaceuticals Inc.	59,391	3,317
*	Rocket Pharmaceuticals Inc.	77,259	3,284
	Luminex Corp.	88,779	3,275
*	Option Care Health Inc.	176,567	3,238
*	Cardiovascular Systems Inc.	81,134	3,180
*	OPKO Health Inc.	822,139	3,141
*	Surgery Partners Inc.	53,413	3,126
	U.S. Physical Therapy Inc.	26,221	3,051
*	Evolent Health Inc. Class A	156,222	3,035
*	Relay Therapeutics Inc.	94,472	3,034
*	Supernus Pharmaceuticals Inc.	100,785	3,008
*	Cytokinetics Inc.	137,067	2,992
*	Inari Medical Inc.	34,059	2,961
*	Addus HomeCare Corp.	30,667	2,949
*,1	Inovio Pharmaceuticals Inc.	382,238	2,886
*	Kura Oncology Inc.	129,438	2,880
*	Allogene Therapeutics Inc.	111,431	2,864
*	Heska Corp.	14,387	2,851
*	Generation Bio Co.	82,669	2,832
*	REGENXBIO Inc.	79,776	2,814
*	Endo International plc	468,186	2,748
*	Silk Road Medical Inc.	56,410	2,740
*	Deciphera Pharmaceuticals Inc.	79,593	2,685
*	Avid Bioservices Inc.	124,793	2,656
*	REVOLUTION Medicines Inc.	88,200	2,638
*	Sangamo Therapeutics Inc.	237,787	2,563
*	Brookdale Senior Living Inc.	379,653	2,559
*	Quanterix Corp.	49,676	2,558
*	Protagonist Therapeutics Inc.	72,670	2,551
*	Translate Bio Inc.	140,876	2,537
*	Community Health Systems Inc.	176,168	2,514

		Shares	Market Value ($000)
*	ImmunoGen Inc.	396,140	2,448
*	Codexis Inc.	119,144	2,442
*	Seres Therapeutics Inc.	114,206	2,411
*	Heron Therapeutics Inc.	180,879	2,400
*	RadNet Inc.	89,922	2,380
*	Inogen Inc.	38,068	2,353
*	Tivity Health Inc.	89,670	2,349
*	CorVel Corp.	18,122	2,258
*	Y-mAbs Therapeutics Inc.	62,993	2,257
*	CryoLife Inc.	78,292	2,256
*	Atara Biotherapeutics Inc.	165,488	2,244
*	Ocular Therapeutix Inc.	150,500	2,191
*	Applied Molecular Transport Inc.	45,696	2,191
*	Arcus Biosciences Inc.	87,071	2,161
*	Fulgent Genetics Inc.	28,036	2,077
*	Affimed NV	232,463	2,062
*	MannKind Corp.	466,350	2,061
*	Tactile Systems Technology Inc.	37,916	2,039
*	ALX Oncology Holdings Inc.	35,908	2,031
*	Krystal Biotech Inc.	31,101	2,029
*	Madrigal Pharmaceuticals Inc.	18,057	2,028
*	Zogenix Inc.	114,526	2,010
*	Varex Imaging Corp.	78,758	1,976
*	Hanger Inc.	76,407	1,974
*	Cerus Corp.	338,719	1,961
*	Vanda Pharmaceuticals Inc.	110,804	1,960
*	Joint Corp.	27,329	1,943
*	Enanta Pharmaceuticals Inc.	39,890	1,941
*	Replimune Group Inc.	49,189	1,917
	National HealthCare Corp.	25,880	1,895
*	NextGen Healthcare Inc.	115,337	1,894
*	Tabula Rasa HealthCare Inc.	43,749	1,890
*	Natus Medical Inc.	69,153	1,853
*,1	Omeros Corp.	121,973	1,853
*	Prothena Corp. plc	63,035	1,839
*	Meridian Bioscience Inc.	87,458	1,816
*	PetIQ Inc. Class A	44,125	1,814
*	Radius Health Inc.	93,849	1,810
*	Rubius Therapeutics Inc.	74,047	1,809
*	Pennant Group Inc.	52,708	1,806
*	Castle Biosciences Inc.	30,056	1,801
*,1	Dynavax Technologies Corp.	219,469	1,800
*	SI-BONE Inc.	59,613	1,799
	Atrion Corp.	2,896	1,798
*	Innoviva Inc.	130,636	1,757
*	AngioDynamics Inc.	75,769	1,752
	LeMaitre Vascular Inc.	34,131	1,748
*	Forma Therapeutics Holdings Inc.	62,145	1,744
*	Travere Thrapeutics Inc.	114,150	1,732
*	Alector Inc.	95,389	1,698
*	Collegium Pharmaceutical Inc.	70,709	1,689
*	Theravance Biopharma Inc.	96,085	1,660
*	OptimizeRx Corp.	33,733	1,657
*	Alphatec Holdings Inc.	113,731	1,649
*	Coherus Biosciences Inc.	121,235	1,595
*,1	CEL-SCI Corp.	73,214	1,575
*	Mersana Therapeutics Inc.	110,000	1,575
*	Orthofix Medical Inc.	38,562	1,569

		Shares	Market Value ($000)
*	Axogen Inc.	76,802	1,559
*	Rhythm Pharmaceuticals Inc.	78,591	1,541
*	G1 Therapeutics Inc.	70,371	1,528
*	Epizyme Inc.	183,547	1,511
*	OrthoPediatrics Corp.	26,675	1,507
*	Anavex Life Sciences Corp.	120,535	1,501
*	Keros Therapeutics Inc.	27,452	1,498
*	Avidity Biosciences Inc.	62,551	1,485
*	Pliant Therapeutics Inc.	49,296	1,482
*	Surmodics Inc.	27,814	1,476
*	ViewRay Inc.	249,327	1,466
*	Apollo Medical Holdings Inc.	41,027	1,431
*	Allovir Inc.	60,927	1,428
*	Scholar Rock Holding Corp.	52,850	1,420
*	Amphastar Pharmaceuticals Inc.	74,730	1,414
*	Morphic Holding Inc.	28,642	1,414
*	OraSure Technologies Inc.	146,715	1,410
*	HealthStream Inc.	52,619	1,378
*	Nurix Therapeutics Inc.	49,229	1,373
*	Agenus Inc.	321,705	1,370
*	Kadmon Holdings Inc.	355,073	1,363
*	Karyopharm Therapeutics Inc.	146,079	1,356
*	Cutera Inc.	35,225	1,352
*	Antares Pharma Inc.	336,976	1,338
*	ZIOPHARM Oncology Inc.	440,241	1,338
*	TransMedics Group Inc.	51,959	1,332
*	Anika Therapeutics Inc.	28,483	1,329
*	Verastem Inc.	343,493	1,329
	National Research Corp.	27,771	1,328
*	Cortexyme Inc.	32,028	1,325
*	Rigel Pharmaceuticals Inc.	348,405	1,296
*	Arcutis Biotherapeutics Inc.	47,673	1,256
*	Constellation Pharmaceuticals Inc.	63,345	1,255
*	Vaxcyte Inc.	59,565	1,255
*	Sutro Biopharma Inc.	67,017	1,247
*	Aerie Pharmaceuticals Inc.	75,292	1,227
*	Personalis Inc.	54,370	1,223
*	Arcturus Therapeutics Holdings Inc.	41,656	1,217
*	VBI Vaccines Inc.	368,966	1,192
	Phibro Animal Health Corp. Class A	42,040	1,185
*	Intersect ENT Inc.	67,029	1,183
*	Syndax Pharmaceuticals Inc.	64,026	1,176
*	Immunovant Inc.	77,104	1,169
*	Triple-S Management Corp. Class B	46,161	1,168
*	Albireo Pharma Inc.	34,790	1,164
*	Annexon Inc.	54,840	1,158
*	IVERIC bio Inc.	163,514	1,156
*	IGM Biosciences Inc.	15,456	1,154
*	Cara Therapeutics Inc.	84,697	1,151
*	Amneal Pharmaceuticals Inc.	202,487	1,146
*	TCR2 Therapeutics Inc.	59,750	1,144
*,1	ImmunityBio Inc.	64,980	1,140
*	Stoke Therapeutics Inc.	27,996	1,110
*	SeaSpine Holdings Corp.	54,347	1,108
*	Outset Medical Inc.	22,916	1,106
*	Catalyst Pharmaceuticals Inc.	195,941	1,084
*	Ardelyx Inc.	151,263	1,082
*	ORIC Pharmaceuticals Inc.	46,829	1,070

		Shares	Market Value ($000)
*	KalVista Pharmaceuticals Inc.	39,230	1,059
*,1	Esperion Therapeutics Inc.	53,088	1,057
*	AnaptysBio Inc.	44,105	1,053
*	Relmada Therapeutics Inc.	30,166	1,043
*	ChemoCentryx Inc.	102,492	1,040
*	Akebia Therapeutics Inc.	295,575	1,037
*	Nkarta Inc.	41,972	1,022
*	BioAtla Inc.	23,671	1,019
*	Pulmonx Corp.	23,665	1,016
*	Spectrum Pharmaceuticals Inc.	294,120	1,015
*	Marinus Pharmaceuticals Inc.	59,972	1,009
*	Precision BioSciences Inc.	95,205	1,003
*	Kymera Therapeutics Inc.	20,715	996
*	Gossamer Bio Inc.	116,032	983
*	Aspira Women's Health Inc.	175,841	983
*	PMV Pharmaceuticals Inc.	28,219	971
*	Crinetics Pharmaceuticals Inc.	54,987	965
*	Chimerix Inc.	122,694	959
*	BioLife Solutions Inc.	28,737	957
*	Precigen Inc.	144,496	954
*	Organogenesis Holdings Inc. Class A	50,926	908
*	CytomX Therapeutics Inc.	126,286	904
*	Intercept Pharmaceuticals Inc.	53,453	889
*,1	Clovis Oncology Inc.	171,119	878
*,1	Fluidigm Corp.	151,434	878
*	Seer Inc. Class A	29,606	876
*	Dermtech Inc.	21,091	863
*	Bioxcel Therapeutics Inc.	26,009	859
*	Cue Biopharma Inc.	59,660	856
	Computer Programs and Systems Inc.	26,375	854
*	Phathom Pharmaceuticals Inc.	23,833	842
*,1	TherapeuticsMD Inc.	693,353	839
*	iTeos Therapeutics Inc.	40,588	834
*	Eagle Pharmaceuticals Inc.	21,032	833
*	Provention Bio Inc.	109,250	831
*	Geron Corp. (XNGS)	591,743	817
*	C4 Therapeutics Inc.	21,734	803
*	Accuray Inc.	187,868	800
*	NGM Biopharmaceuticals Inc.	53,014	798
*	Cullinan Oncology Inc.	26,839	798
*	Vapotherm Inc.	39,963	790
*	Passage Bio Inc.	59,264	785
*	UFP Technologies Inc.	14,106	768
*	Durect Corp.	459,134	758
*	Kronos Bio Inc.	30,597	747
*	Flexion Therapeutics Inc.	88,795	743
*	Sientra Inc.	106,807	743
*	Kiniksa Pharmaceuticals Ltd. Class A	54,448	742
*	SIGA Technologies Inc.	104,532	737
*	Ideaya Biosciences Inc.	36,425	734
*	Akero Therapeutics Inc.	27,851	729
*	Stereotaxis Inc.	90,853	729
*	Shattuck Labs Inc.	26,730	725
*	Paratek Pharmaceuticals Inc.	87,569	720
*,1	Vaxart Inc.	108,070	715
*	Silverback Therapeutics Inc.	25,932	714
*	Prelude Therapeutics Inc.	20,466	711
*	Viking Therapeutics Inc.	134,706	706

		Shares	Market Value ($000)
*	ChromaDex Corp.	84,858	704
*	Olema Pharmaceuticals Inc.	24,796	693
*,1	UroGen Pharma Ltd.	39,056	688
*	Athenex Inc.	145,669	683
*	PAVmed Inc.	128,053	679
*	MeiraGTx Holdings plc	48,945	675
*	Apyx Medical Corp.	68,666	672
*	CytoSorbents Corp.	82,966	671
*	Puma Biotechnology Inc.	63,356	668
*	iCAD Inc.	40,505	666
*	ANI Pharmaceuticals Inc.	19,310	663
*	Avrobio Inc.	73,045	657
*	Akouos Inc.	50,198	656
*	Neoleukin Therapeutics Inc.	65,005	652
*	Oncocyte Corp.	146,811	649
*	Kinnate Biopharma Inc.	27,601	648
*,1	iBio Inc.	440,731	639
*	MEI Pharma Inc.	221,642	638
*	BioDelivery Sciences International Inc.	180,381	637
*	Adverum Biotechnologies Inc.	183,887	636
*	Evelo Biosciences Inc.	47,387	636
*	Dyne Therapeutics Inc.	33,142	633
*	Syros Pharmaceuticals Inc.	97,119	626
*,1	908 Devices Inc.	14,760	622
*	Quotient Ltd.	148,700	619
*	Aeglea BioTherapeutics Inc.	93,246	616
	Utah Medical Products Inc.	7,186	616
*	Applied Therapeutics Inc.	31,818	612
*	Atea Pharmaceuticals Inc.	29,883	610
*	Spero Therapeutics Inc.	41,932	608
*	Selecta Biosciences Inc.	139,440	605
*	Aligos Therapeutics Inc.	21,524	600
*	Cymabay Therapeutics Inc.	139,129	589
*,1	Athersys Inc.	348,266	582
*	Zynex Inc.	38,086	580
*	Athira Pharma Inc.	28,886	576
*	Harpoon Therapeutics Inc.	27,746	572
*	Poseida Therapeutics Inc.	67,724	572
*	Eargo Inc.	16,799	572
*	Gritstone bio Inc.	62,047	571
*	Harvard Bioscience Inc.	81,031	567
*	Fortress Biotech Inc.	140,384	566
*	InfuSystem Holdings Inc.	30,510	564
*	Viemed Healthcare Inc.	71,639	560
*	Invacare Corp.	69,313	555
*	Magenta Therapeutics Inc.	43,424	536
*	Atreca Inc. Class A	59,267	535
*,1	Pulse Biosciences Inc.	28,915	522
*	XBiotech Inc.	29,587	510
*	Accelerate Diagnostics Inc.	66,784	507
*,1	Ontrak Inc.	16,276	494
*	Eiger BioPharmaceuticals Inc.	62,718	493
*,1	Vor BioPharma Inc.	23,335	492
*	CorMedix Inc.	67,548	488
*	Molecular Templates Inc.	54,467	487
*	Hookipa Pharma Inc.	29,195	487
*	Black Diamond Therapeutics Inc.	36,839	483
*	Evolus Inc.	44,373	480

		Shares	Market Value ($000)
*	Acutus Medical Inc.	29,496	480
*	Misonix Inc.	24,471	470
*	Apria Inc.	15,423	470
*	Homology Medicines Inc.	70,139	466
*	WaVe Life Sciences Ltd.	67,356	461
*	Chinook Therapeutics Inc.	27,910	461
*,1	Kala Pharmaceuticals Inc.	81,416	460
*	Frequency Therapeutics Inc.	51,890	459
*	Bolt Biotherapeutics Inc.	25,925	454
*	Chiasma Inc.	106,681	451
*	Lexicon Pharmaceuticals Inc.	102,353	449
*	Praxis Precision Medicines Inc.	22,633	443
*,1	Co-Diagnostics Inc.	54,684	441
*	Harrow Health Inc.	47,135	434
*	Rapt Therapeutics Inc.	22,468	434
*	Tarsus Pharmaceuticals Inc.	12,848	428
*	4D Molecular Therapeutics Inc.	15,879	422
*	Ovid therapeutics Inc.	100,909	419
*	Harmony Biosciences Holdings Inc.	12,954	414
*	Taysha Gene Therapies Inc.	18,154	408
*	BeyondSpring Inc.	38,928	404
*	Inozyme Pharma Inc.	24,587	402
*	IntriCon Corp.	17,832	398
*	Surgalign Holdings Inc.	203,303	398
*,1	Pieris Pharmaceuticals Inc.	110,074	379
*	Kezar Life Sciences Inc.	65,679	376
*	Kindred Biosciences Inc.	77,702	375
*,1	MediciNova Inc.	87,478	369
*	XOMA Corp.	12,468	367
*	Inhibrx Inc.	16,896	358
*	Corbus Pharmaceuticals Holdings Inc.	163,195	354
*	Mustang Bio Inc.	105,569	354
*	Applied Genetic Technologies Corp.	87,717	352
*	iRadimed Corp.	12,484	347
*	Fennec Pharmaceuticals Inc.	46,771	345
*	UNITY Biotechnology Inc.	74,796	335
*	AVEO Pharmaceuticals Inc.	45,955	335
*	89bio Inc.	17,520	331
*	Soliton Inc.	14,566	325
*	Galectin Therapeutics Inc.	80,805	321
*	X4 Pharmaceuticals Inc.	33,534	319
*	Calithera Biosciences Inc.	139,618	318
*	Codiak Biosciences Inc.	13,878	314
*	Fulcrum Therapeutics Inc.	34,875	311
*	Cabaletta Bio Inc.	27,369	310
*	Terns Pharmaceuticals Inc.	17,770	304
*	VYNE Therapeutics Inc.	76,613	303
*,1	Xeris Pharmaceuticals Inc.	96,481	301
*	Lannett Co. Inc.	68,999	297
*	Enzo Biochem Inc.	93,183	287
*	AcelRx Pharmaceuticals Inc.	205,770	286
*	Verrica Pharmaceuticals Inc.	25,280	285
*	Jounce Therapeutics Inc.	36,036	283
*	Checkpoint Therapeutics Inc.	105,200	282
*,1	Tricida Inc.	60,189	277
*	Bioventus Inc. Class A	15,604	277
*	NextCure Inc.	34,250	269
*	Catalyst Biosciences Inc.	62,462	267

		Shares	Market Value ($000)
*,1	Talis Biomedical Corp.	27,000	263
*	Oncorus Inc.	15,036	259
*,1	Retractable Technologies Inc.	28,006	255
*	Assembly Biosciences Inc.	63,954	254
*,1	Eton Pharmaceuticals Inc.	35,802	253
*	Concert Pharmaceuticals Inc.	62,179	250
*	FONAR Corp.	13,520	245
*	ADMA Biologics Inc.	139,758	245
*,1	Repro-Med Systems Inc.	57,106	244
*,1	NexImmune Inc.	13,010	242
*	Optinose Inc.	74,506	238
*	Five Star Senior Living Inc.	39,556	238
*	Cerecor Inc.	90,273	238
*	Strongbridge Biopharma plc	92,725	234
*	Voyager Therapeutics Inc.	54,462	232
*	Genprex Inc.	61,997	232
*	Agile Therapeutics Inc.	143,704	231
*	BrainStorm Cell Therapeutics Inc.	64,619	231
*	Oyster Point Pharma Inc.	12,811	230
*	Aytu BioPharma Inc.	44,963	228
*	CASI Pharmaceuticals Inc.	141,793	227
*	Tyme Technologies Inc.	146,096	225
*	Solid Biosciences Inc.	58,922	224
*	Minerva Neurosciences Inc.	73,563	217
*	Mirum Pharmaceuticals Inc.	13,047	216
*	Abeona Therapeutics Inc.	126,341	208
*	Exicure Inc.	123,462	206
*,1	Kaleido Biosciences Inc.	28,632	206
*,1	Nemaura Medical Inc.	15,169	206
*	ContraFect Corp.	50,865	205
*	GlycoMimetics Inc.	79,845	204
*	Spruce Biosciences Inc.	14,446	204
*	VolitionRX Ltd.	58,262	203
*	Tela Bio Inc.	14,588	200
*	Aveanna Healthcare Holdings Inc.	17,093	198
*	Milestone Scientific Inc.	93,512	195
*	Sensei Biotherapeutics Inc.	15,466	192
*,1	Orgenesis Inc.	39,417	190
*	agilon health Inc.	5,244	188
*	BioSig Technologies Inc.	51,576	187
*	Alignment Healthcare Inc.	7,314	185
*	Marker Therapeutics Inc.	63,141	184
*	Sigilon Therapeutics Inc.	15,732	184
*	Savara Inc.	101,740	183
*	Angion Biomedica Corp.	11,829	183
*	Centogene BV	18,504	182
*	Aptinyx Inc. Class A	71,625	182
*	Neubase Therapeutics Inc.	35,072	181
*	Liquidia Corp.	58,287	175
*	La Jolla Pharmaceutical Co.	38,444	165
*	Galera Therapeutics Inc.	18,856	162
*	Immunic Inc.	12,001	162
*	Dyadic International Inc.	41,662	157
*	Cidara Therapeutics Inc.	77,109	156
*	Foghorn Therapeutics Inc.	15,024	156
*	Aquestive Therapeutics Inc.	41,788	155
*	Cyclerion Therapeutics Inc.	47,662	154
*	Beyond Air Inc.	30,717	152

		Shares	Market Value ($000)
*	LogicBio Therapeutics Inc.	34,458	151
*	Privia Health Group Inc.	4,561	149
*	Electromed Inc.	14,964	148
*	NantHealth Inc.	55,657	145
*	SQZ Biotechnologies Co.	10,456	142
*	Exagen Inc.	9,850	140
*	Landos Biopharma Inc.	12,784	140
*	Evofem Biosciences Inc.	161,038	138
*	Chembio Diagnostics Inc.	42,471	135
*	Aravive Inc.	26,206	134
*,1	Nymox Pharmaceutical Corp.	88,255	134
*	Lensar Inc.	16,022	133
*	Rockwell Medical Inc.	149,422	130
*	Decibel Therapeutics Inc.	14,447	129
*	Soleno Therapeutics Inc.	124,214	128
*,1	Enochian Biosciences Inc.	30,653	125
*	Champions Oncology Inc.	13,204	124
*,1	Checkmate Pharmaceuticals Inc.	18,160	123
*,1	IMARA Inc.	16,169	118
*	Treace Medical Concepts, Inc.	3,630	118
*	Venus Concept Inc.	57,237	117
*	Odonate Therapeutics Inc.	33,049	114
*	Edgewise Therapeutics Inc.	3,874	112
*	PhaseBio Pharmaceuticals Inc.	31,644	107
*	Design Therapeutics Inc.	4,044	106
*	Axcella Health Inc.	32,834	105
*,1	Lucira Health Inc.	21,317	105
*	Satsuma Pharmaceuticals Inc.	19,941	104
*	Lyra Therapeutics Inc.	13,925	100
*	Progenity Inc.	36,090	93
*	Immunome Inc.	4,454	93
*	Recro Pharma Inc.	39,692	91
*	Biodesix Inc.	6,269	91
*	Eloxx Pharmaceuticals Inc.	57,371	89
*	Prometheus Biosciences Inc.	3,731	87
*,1	Cohbar Inc.	66,871	84
*,1	Catabasis Pharmaceuticals Inc.	40,480	83
*	scPharmaceuticals Inc.	14,678	83
*,1	Osmotica Pharmaceuticals plc	27,144	79
*,1	Scopus Biopharma Inc.	11,193	79
*	Protara Therapeutics Inc.	8,016	76
*	Day One Biopharmaceuticals Inc.	3,221	76
*	Avenue Therapeutics Inc.	14,455	72
*	Aprea Therapeutics Inc.	15,187	64
*	Innovage Holding Corp.	2,939	63
*	Agiliti Inc.	2,870	63
*	Rain Therapeutics Inc.	3,030	60
*	Akoya Biosciences Inc.	2,812	59
*	Aziyo Biologics Inc. Class A	4,536	57
*	Metacrine Inc.	13,522	56
*	NeuroPace Inc.	2,430	56
*	vTv Therapeutics Inc. Class A	22,086	54
*,1	Graybug Vision Inc.	13,438	53
*	Talaris Therapeutics Inc.	2,832	46
*	Impel Neuropharma Inc.	4,012	45
*	Recursion Pharmaceuticals Inc. Class A	1,721	45
*	Singular Genomics Systems Inc.	1,612	44
*	Bellerophon Therapeutics Inc.	9,699	40

		Shares	Market Value ($000)
*	Ikena Oncology Inc.	1,927	35
*,3	Alder Biopharmaceuticals Inc. CVR	32,046	28
*,1,3	Tobira Therapeutics Inc. CVR	6,201	28
*	Biomea Fusion Inc.	1,615	28
*	Neurobo Pharmaceuticals Inc.	9,424	27
*	Reneo Pharmaceuticals Inc.	2,383	24
*	Instil Bio Inc.	1,191	21
*	Finch Therapeutics Group Inc.	1,096	16
*	Longboard Pharmaceuticals Inc.	1,716	14
*	Werewolf Therapeutics Inc.	806	12
*,3	PDL BioPharma Inc.	712	2
*,3	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	1,085	1
*,3	Synergy Pharmaceuticals Inc.	224,815	—
*,3	Progenics Pharmaceuticals Inc. CVR	110,304	—
*,3	Omthera Pharmaceutical CVR	2,012	—
			1,043,238
Industrials (15.7%)
*	Builders FirstSource Inc.	420,661	18,736
	Louisiana-Pacific Corp.	226,717	15,238
	EMCOR Group Inc.	112,219	14,152
*	MasTec Inc.	116,951	13,605
*	TopBuild Corp.	68,249	13,517
	Tetra Tech Inc.	111,200	13,285
	Advanced Drainage Systems Inc.	116,222	13,182
*	Saia Inc.	54,221	12,479
	Rexnord Corp.	248,438	12,414
	KBR Inc.	294,117	11,982
	Maximus Inc.	126,147	11,690
*	Chart Industries Inc.	74,522	10,876
*	ASGN Inc.	105,009	10,825
*	WESCO International Inc.	101,237	10,789
*	WillScot Mobile Mini Holdings Corp.	357,533	10,368
	Simpson Manufacturing Co. Inc.	89,892	10,097
	Exponent Inc.	106,000	9,670
	John Bean Technologies Corp.	64,611	9,306
*	ACI Worldwide Inc.	236,305	9,041
*	Resideo Technologies Inc.	296,561	8,867
	Altra Industrial Motion Corp.	133,089	8,743
*	Itron Inc.	90,754	8,653
*	AMN Healthcare Services Inc.	96,232	8,536
	EnerSys	87,717	8,266
*	Summit Materials Inc. Class A	236,304	8,228
	Franklin Electric Co. Inc.	95,025	7,972
	Applied Industrial Technologies Inc.	79,718	7,809
	Watts Water Technologies Inc. Class A	56,575	7,689
	Brink's Co.	101,491	7,653
*	Atkore Inc.	96,505	7,450
	HB Fuller Co.	107,361	7,421
	Terex Corp.	138,825	7,270
	Korn Ferry	110,900	7,254
	Aerojet Rocketdyne Holdings Inc.	148,911	7,215
	GATX Corp.	71,767	7,081
	Hillenbrand Inc.	152,974	6,976
*	ExlService Holdings Inc.	68,269	6,962
	ABM Industries Inc.	138,415	6,906
	UniFirst Corp.	31,126	6,900
	Insperity Inc.	74,057	6,827
	Triton International Ltd.	124,893	6,775

		Shares	Market Value ($000)
*	Welbilt Inc.	269,664	6,663
*	Allegheny Technologies Inc.	262,389	6,426
	Kennametal Inc.	171,283	6,425
*	TriNet Group Inc.	85,019	6,405
*	Beacon Roofing Supply Inc.	112,592	6,377
*	Kratos Defense & Security Solutions Inc.	250,979	6,277
	Comfort Systems USA Inc.	74,026	6,137
*,4	API Group Corp.	288,745	6,107
	SPX FLOW Inc.	87,739	6,022
*	Masonite International Corp.	50,221	6,004
*	O-I Glass Inc.	323,262	5,958
	Werner Enterprises Inc.	123,372	5,921
*	Herc Holdings Inc.	50,108	5,763
	Badger Meter Inc.	60,107	5,744
	Matson Inc.	88,246	5,705
	Albany International Corp. Class A	63,340	5,659
	AAON Inc.	84,643	5,608
	Installed Building Products Inc.	47,097	5,586
	Brady Corp. Class A	97,099	5,557
*	SPX Corp.	88,603	5,549
	Forward Air Corp.	56,521	5,476
	Moog Inc. Class A	60,160	5,426
	EVERTEC Inc.	124,131	5,403
*	Fluor Corp.	290,424	5,373
*	Gibraltar Industries Inc.	67,182	5,338
	Federal Signal Corp.	123,207	5,234
	Barnes Group Inc.	97,150	5,190
	ESCO Technologies Inc.	52,759	4,993
*	Proto Labs Inc.	55,133	4,928
*	AeroVironment Inc.	44,757	4,907
	ManTech International Corp. Class A	55,937	4,867
*	Dycom Industries Inc.	63,263	4,740
*	Hub Group Inc. Class A	67,685	4,725
	Mueller Water Products Inc. Class A	322,879	4,672
	Belden Inc.	91,272	4,618
*	CryoPort Inc.	82,435	4,610
	Helios Technologies Inc.	64,262	4,566
	Maxar Technologies Inc.	146,648	4,561
*	Navistar International Corp.	102,903	4,551
*	JELD-WEN Holding Inc.	159,435	4,466
*	Bloom Energy Corp. Class A	182,702	4,416
*	Green Dot Corp. Class A	106,093	4,306
	McGrath RentCorp.	49,760	4,266
	TTEC Holdings Inc.	37,412	4,056
	ArcBest Corp.	52,089	4,055
	Otter Tail Corp.	83,643	4,012
*	Atlas Air Worldwide Holdings Inc.	53,196	3,986
	Kadant Inc.	23,638	3,972
	Patrick Industries Inc.	46,215	3,961
	EnPro Industries Inc.	42,821	3,939
*	GMS Inc.	86,024	3,939
	Deluxe Corp.	86,332	3,933
*	Verra Mobility Corp. Class A	275,438	3,925
	Granite Construction Inc.	96,884	3,910
*	Meritor Inc.	142,884	3,715
	Lindsay Corp.	22,358	3,681
*	Ferro Corp.	169,346	3,658
*	Cimpress plc	36,786	3,653

		Shares	Market Value ($000)
*	Vicor Corp.	39,852	3,590
*	CBIZ Inc.	105,443	3,502
	Encore Wire Corp.	42,039	3,456
	CSW Industrials Inc.	28,311	3,449
*	Textainer Group Holdings Ltd.	101,974	3,437
	Enerpac Tool Group Corp. Class A	123,973	3,397
*	OSI Systems Inc.	34,979	3,371
	Greif Inc. Class A	54,210	3,345
	ICF International Inc.	37,621	3,307
*	Sykes Enterprises Inc.	78,634	3,296
	Raven Industries Inc.	73,598	3,248
	Astec Industries Inc.	46,427	3,182
	Alamo Group Inc.	20,466	3,155
	Primoris Services Corp.	99,210	3,154
*	Repay Holdings Corp. Class A	137,602	3,125
	Tennant Co.	37,755	3,124
	Kaman Corp.	57,013	3,068
*	American Woodmark Corp.	34,981	3,041
*	Air Transport Services Group Inc.	121,352	3,014
	Greenbrier Cos. Inc.	66,651	2,960
*	MYR Group Inc.	33,649	2,929
*	Cardtronics plc Class A	74,457	2,899
	AAR Corp.	69,225	2,890
*	PGT Innovations Inc.	117,916	2,849
	AZZ Inc.	52,142	2,789
	Shyft Group Inc.	71,306	2,779
*	FARO Technologies Inc.	36,678	2,775
*	TriMas Corp.	84,876	2,752
*	Evo Payments Inc. Class A	94,449	2,705
*	Conduent Inc.	341,287	2,587
*	Huron Consulting Group Inc.	46,797	2,560
	Kforce Inc.	40,796	2,558
	Standex International Corp.	25,417	2,533
	Griffon Corp.	95,053	2,499
	H&E Equipment Services Inc.	66,027	2,469
	Columbus McKinnon Corp.	48,151	2,441
	Mesa Laboratories Inc.	9,792	2,409
	Scorpio Tankers Inc.	104,494	2,339
*	Vivint Smart Home Inc.	164,459	2,288
*	Montrose Environmental Group Inc.	44,152	2,214
	Marten Transport Ltd.	121,939	2,080
	Frontline Ltd.	243,666	2,076
*	NV5 Global Inc.	22,482	2,053
*	Triumph Group Inc.	106,451	2,046
	Douglas Dynamics Inc.	46,548	2,041
	Apogee Enterprises Inc.	53,080	2,018
*	TrueBlue Inc.	72,290	1,961
*	Great Lakes Dredge & Dock Corp.	130,950	1,913
*	U.S. Concrete Inc.	32,994	1,880
*	Construction Partners Inc. Class A	57,911	1,865
*	Echo Global Logistics Inc.	53,982	1,844
*	Modine Manufacturing Co.	104,196	1,833
*	Donnelley Financial Solutions Inc.	61,433	1,831
*,1	Workhorse Group Inc.	194,870	1,826
	Quanex Building Products Corp.	68,541	1,825
	Heartland Express Inc.	99,989	1,815
*	Veritiv Corp.	29,521	1,813
*	Manitowoc Co. Inc.	69,329	1,790

		Shares	Market Value ($000)
*	Kelly Services Inc. Class A	69,417	1,782
	Wabash National Corp.	109,315	1,744
	Heidrick & Struggles International Inc.	39,493	1,700
	SFL Corp. Ltd.	194,230	1,682
	Myers Industries Inc.	73,384	1,617
	Chase Corp.	15,197	1,611
*	Energy Recovery Inc.	82,355	1,566
	Hyster-Yale Materials Handling Inc.	20,499	1,550
*	SP Plus Corp.	47,301	1,546
*	CIRCOR International Inc.	41,047	1,545
*	Cornerstone Building Brands Inc.	89,813	1,523
	Argan Inc.	30,333	1,489
	CAI International Inc.	34,177	1,467
	DHT Holdings Inc.	228,388	1,462
*	BrightView Holdings Inc.	84,051	1,458
*	Forterra Inc.	60,068	1,404
	Cass Information Systems Inc.	29,138	1,330
	Insteel Industries Inc.	38,049	1,330
*	Ranpak Holdings Corp. Class A	59,760	1,319
	Gorman-Rupp Co.	36,092	1,299
*	Tutor Perini Corp.	83,788	1,297
	Luxfer Holdings plc	55,976	1,280
*	Lydall Inc.	34,891	1,269
*	Sterling Construction Co. Inc.	56,410	1,269
	CRA International Inc.	15,426	1,263
*	Titan Machinery Inc.	39,525	1,213
	Pactiv Evergreen Inc.	81,038	1,203
*	Vectrus Inc.	23,333	1,190
*	Ducommun Inc.	22,108	1,189
*	I3 Verticals Inc. Class A	37,955	1,179
*	Thermon Group Holdings Inc.	66,812	1,165
	Barrett Business Services Inc.	15,506	1,155
*	Cross Country Healthcare Inc.	72,731	1,138
	Costamare Inc.	104,172	1,118
	Ennis Inc.	52,029	1,091
*	Dorian LPG Ltd.	75,797	1,077
	National Presto Industries Inc.	10,386	1,053
*	REV Group Inc.	56,187	1,052
	Nordic American Tankers Ltd.	300,223	1,045
*	DXP Enterprises Inc.	33,550	1,036
*	PAE Inc.	121,378	986
	VSE Corp.	20,649	982
	International Seaways Inc.	48,984	982
*	Forrester Research Inc.	22,398	961
	Miller Industries Inc.	22,898	958
*	Napco Security Technologies Inc.	29,279	953
	Resources Connection Inc.	63,417	925
*	International Money Express Inc.	59,876	914
*	IES Holdings Inc.	16,406	870
*	Aspen Aerogels Inc.	41,959	851
*	Blue Bird Corp.	32,314	845
*	Astronics Corp.	48,833	828
*	Franklin Covey Co.	26,592	824
*	Vishay Precision Group Inc.	25,272	824
	Allied Motion Technologies Inc.	22,550	798
*	Willdan Group Inc.	21,572	784
*	Transcat Inc.	14,549	769
	Caesarstone Ltd.	45,606	752

		Shares	Market Value ($000)
	Kronos Worldwide Inc.	46,260	751
*	GreenSky Inc. Class A	128,024	750
	Greif Inc. Class B	11,393	681
*	Daseke Inc.	93,618	678
*	ShotSpotter Inc.	16,462	670
	Powell Industries Inc.	18,892	649
	Park-Ohio Holdings Corp.	17,515	646
	Park Aerospace Corp.	41,649	642
*	ExOne Co.	29,693	633
*	Iteris Inc.	85,200	628
*	Eagle Bulk Shipping Inc.	13,161	623
*	Radiant Logistics Inc.	79,911	615
*	Luna Innovations Inc.	60,127	610
*	Diamond S Shipping Inc.	56,111	600
	U.S. Lime & Minerals Inc.	4,199	584
*	Lawson Products Inc.	9,299	563
	Genco Shipping & Trading Ltd.	35,533	561
*	Covenant Logistics Group Inc. Class A	24,379	549
*	Acacia Research Corp.	100,306	537
*	U.S. Xpress Enterprises Inc. Class A	46,384	521
*	Team Inc.	60,283	512
	LSI Industries Inc.	54,335	505
*	CECO Environmental Corp.	65,500	500
*	GP Strategies Corp.	27,259	482
	Preformed Line Products Co.	6,123	456
	Hurco Cos. Inc.	13,136	452
*	Concrete Pumping Holdings Inc.	54,327	436
*	Information Services Group Inc.	74,270	435
*	Hayward Holdings Inc.	17,035	434
*	Atlanticus Holdings Corp.	10,415	413
*	HC2 Holdings Inc.	101,705	407
*	Safe Bulkers Inc.	108,072	399
	Universal Logistics Holdings Inc.	15,642	391
*	Mistras Group Inc.	36,772	383
*	L B Foster Co. Class A	20,894	376
*	Orion Energy Systems Inc.	57,115	366
	Eneti Inc.	17,237	347
*	DHI Group Inc.	99,449	318
*	Overseas Shipholding Group Inc. Class A	137,372	317
	Ardmore Shipping Corp.	70,548	317
*	EVI Industries Inc.	10,524	316
*	Diversey Holdings Ltd.	18,450	311
*	Mayville Engineering Co. Inc.	15,823	308
*	Custom Truck One Source Inc.	28,593	303
	Graham Corp.	20,189	297
*	Willis Lease Finance Corp.	6,302	279
*	Gencor Industries Inc.	21,686	272
*	Ibex Ltd.	12,224	266
*	PFSweb Inc.	33,916	255
	BGSF Inc.	20,405	242
*	ServiceSource International Inc.	188,465	234
*	StarTek Inc.	36,627	232
*	Quad/Graphics Inc.	69,510	230
*	Target Hospitality Corp.	59,660	230
*	PAM Transportation Services Inc.	3,881	225
*,1	Wrap Technologies Inc.	24,647	221
*	Paysign Inc.	66,020	219
*,1	Alpha Pro Tech Ltd.	26,192	216

		Shares	Market Value ($000)
*	Ultralife Corp.	19,844	181
*	Priority Technology Holdings Inc.	16,116	125
*,1	Agrify Corp.	12,693	119
	Pangaea Logistics Solutions Ltd.	22,258	90
*,1	TuSimple Holdings Inc. Class A	1,597	61
*	Flywire Corp.	580	20
*	ZipRecruiter Inc. Class A	764	16
*	Paymentus Holdings Inc. Class A	467	14
			936,151
Other (0.0%)[5]
*	Vera Therapeutics Inc.	2,022	35
*,3	Aduro Biotech Inc.	17,431	10
*,3	Media General Inc. CVR	85,418	3
*,3	NewStar Financial Inc. CVR	18,788	2
*,3	GTX Inc. CVR	846	1
			51
Real Estate (6.2%)
	EastGroup Properties Inc.	80,772	12,768
*	Redfin Corp.	205,705	12,143
	STAG Industrial Inc.	329,355	11,761
	Agree Realty Corp.	128,390	9,023
	Terreno Realty Corp.	139,432	8,871
	Healthcare Realty Trust Inc.	288,672	8,758
	Innovative Industrial Properties Inc.	48,366	8,717
	QTS Realty Trust Inc. Class A	132,233	8,381
	PotlatchDeltic Corp.	135,188	8,138
	Physicians Realty Trust	430,451	7,804
*	Ryman Hospitality Properties Inc.	104,094	7,798
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	151,647	7,463
	Sabra Health Care REIT Inc.	423,411	7,397
	Lexington Realty Trust	563,893	6,981
	Colony Capital Inc.	991,048	6,808
	PS Business Parks Inc.	41,492	6,430
	Pebblebrook Hotel Trust	268,457	6,000
	National Storage Affiliates Trust	129,040	5,949
	National Health Investors Inc.	89,762	5,916
*	Sunstone Hotel Investors Inc.	443,023	5,564
	Essential Properties Realty Trust Inc.	215,018	5,504
	Retail Properties of America Inc. Class A	441,900	5,325
	RLJ Lodging Trust	338,410	5,201
	Kennedy-Wilson Holdings Inc.	249,005	4,940
	Macerich Co.	309,903	4,931
	Piedmont Office Realty Trust Inc. Class A	256,699	4,746
	SITE Centers Corp.	315,521	4,723
	Urban Edge Properties	240,086	4,646
	CareTrust REIT Inc.	197,632	4,601
*	Xenia Hotels & Resorts Inc.	234,310	4,548
*	Cushman & Wakefield plc	228,694	4,347
	Uniti Group Inc.	399,708	4,341
	Retail Opportunity Investments Corp.	239,329	4,274
	Service Properties Trust	337,660	4,241
	Four Corners Property Trust Inc.	151,431	4,204
*	Realogy Holdings Corp.	237,291	4,202
	Columbia Property Trust Inc.	236,811	4,142
	Washington REIT	174,226	4,120
*	DiamondRock Hospitality Co.	413,076	3,999
	Newmark Group Inc. Class A	299,847	3,868

		Shares	Market Value ($000)
	Acadia Realty Trust	175,416	3,807
	American Assets Trust Inc.	104,035	3,802
	Monmouth Real Estate Investment Corp.	195,556	3,684
	Global Net Lease Inc.	186,563	3,645
	Kite Realty Group Trust	171,869	3,644
	Independence Realty Trust Inc.	210,550	3,596
	Easterly Government Properties Inc.	168,689	3,497
	Industrial Logistics Properties Trust	134,230	3,364
*	eXp World Holdings Inc.	102,481	3,306
	Tanger Factory Outlet Centers Inc.	187,301	3,283
	St. Joe Co.	68,010	3,181
	LTC Properties Inc.	80,504	3,154
	Mack-Cali Realty Corp.	179,411	3,063
	Office Properties Income Trust	98,841	2,889
	Alexander & Baldwin Inc.	149,140	2,865
	Safehold Inc.	37,181	2,606
	NexPoint Residential Trust Inc.	45,361	2,352
	Getty Realty Corp.	72,130	2,245
	Community Healthcare Trust Inc.	46,009	2,175
	RPT Realty	166,229	2,119
*	Summit Hotel Properties Inc.	213,772	2,054
	American Finance Trust Inc.	225,553	2,053
	CoreCivic Inc.	246,912	1,933
	Centerspace	26,842	1,911
*	Marcus & Millichap Inc.	48,014	1,887
	Universal Health Realty Income Trust	26,346	1,823
	Diversified Healthcare Trust	490,422	1,780
	Colony Credit Real Estate Inc.	172,755	1,633
	UMH Properties Inc.	76,602	1,625
	Broadstone Net Lease Inc.	72,754	1,589
	Armada Hoffler Properties Inc.	118,341	1,570
	Gladstone Commercial Corp.	68,923	1,494
	RE/MAX Holdings Inc. Class A	37,474	1,312
	Global Medical REIT Inc.	89,554	1,290
[1]	GEO Group Inc.	243,270	1,263
*	Chatham Lodging Trust	94,997	1,251
	RMR Group Inc. Class A	30,972	1,212
	Alexander's Inc.	4,407	1,195
	CatchMark Timber Trust Inc. Class A	98,926	1,182
*	Seritage Growth Properties Class A	69,883	1,180
	Urstadt Biddle Properties Inc. Class A	61,196	1,119
	New Senior Investment Group Inc.	166,466	1,104
	Franklin Street Properties Corp.	212,787	1,094
	Saul Centers Inc.	24,357	1,083
	NETSTREIT Corp.	45,455	1,015
	City Office REIT Inc.	87,438	1,011
*	Rafael Holdings Inc. Class B	19,548	1,011
	Gladstone Land Corp.	43,148	998
	Preferred Apartment Communities Inc. Class A	99,391	975
	Plymouth Industrial REIT Inc.	50,430	965
	Ares Commercial Real Estate Corp.	62,692	951
*	CorePoint Lodging Inc.	79,265	831
	One Liberty Properties Inc.	32,254	824
*	Forestar Group Inc.	33,618	774
*	FRP Holdings Inc.	13,475	773
*	Hersha Hospitality Trust Class A	69,227	744
	Whitestone REIT	81,796	677
	Farmland Partners Inc.	53,588	666

		Shares	Market Value ($000)
	CTO Realty Growth Inc.	12,168	643
*	Tejon Ranch Co.	42,403	634
	Retail Value Inc.	34,487	606
	Indus Realty Trust Inc.	6,849	451
	Bluerock Residential Growth REIT Inc. Class A	45,431	441
	BRT Apartments Corp.	22,004	395
*	Vidler Water Resouces Inc.	35,905	377
*	Fathom Holdings Inc.	10,097	333
*	Stratus Properties Inc.	12,091	328
	CIM Commercial Trust Corp.	23,970	287
	Alpine Income Property Trust Inc.	14,075	257
	Clipper Realty Inc.	31,459	255
	CorEnergy Infrastructure Trust Inc.	29,549	180
*	Maui Land & Pineapple Co. Inc.	14,631	156
*	Transcontinental Realty Investors Inc.	2,739	80
*	Altisource Portfolio Solutions SA	9,560	65
*	Avalon GloboCare Corp.	43,334	49
*	American Realty Investors Inc.	2,367	25
*	Compass Inc. Class A	1,831	25
*,1	Alset EHome International Inc.	4,411	18
			369,307
Technology (10.9%)
	Brooks Automation Inc.	149,792	15,292
*	Lattice Semiconductor Corp.	280,531	14,888
*	II-VI Inc.	211,740	14,265
*	Silicon Laboratories Inc.	89,418	12,211
*	Digital Turbine Inc.	173,766	11,498
*	J2 Global Inc.	89,465	11,141
*	Blackline Inc.	105,095	10,927
*	Varonis Systems Inc. Class B	209,276	10,108
	Power Integrations Inc.	121,626	9,996
*	Q2 Holdings Inc.	103,895	9,863
*	Novanta Inc.	70,620	9,814
	CMC Materials Inc.	59,891	9,243
*	Synaptics Inc.	72,101	9,109
*	Upwork Inc.	191,357	9,007
*	Rapid7 Inc.	106,686	8,924
*	Sailpoint Technologies Holdings Inc.	181,674	8,453
*	Semtech Corp.	133,220	8,393
*	Alarm.com Holdings Inc.	98,063	8,029
	Advanced Energy Industries Inc.	78,360	7,993
*	Envestnet Inc.	109,546	7,884
*	Workiva Inc. Class A	81,959	7,778
*	Insight Enterprises Inc.	71,503	7,471
*	Cerence Inc.	78,437	7,462
*	3D Systems Corp.	249,333	7,333
*	Rogers Corp.	38,435	7,201
*	MicroStrategy Inc. Class A	15,104	7,099
*	Blackbaud Inc.	100,366	7,095
*	LivePerson Inc.	128,560	7,064
*	Onto Innovation Inc.	98,061	7,038
*	Ambarella Inc.	69,888	7,015
*	Box Inc. Class A	295,595	6,890
*	SPS Commerce Inc.	73,297	6,880
*	Fabrinet	75,726	6,792
*	Qualys Inc.	70,211	6,788
*	Magnite Inc.	227,992	6,771
*	LiveRamp Holdings Inc.	134,397	6,752

		Shares	Market Value ($000)
*	Diodes Inc.	88,376	6,687
*	Covetrus Inc.	239,794	6,652
*	Appian Corp. Class A	73,396	6,641
*	CommVault Systems Inc.	87,095	6,634
	Vishay Intertechnology Inc.	274,141	6,599
*	Verint Systems Inc.	133,944	6,176
*	Tenable Holdings Inc.	146,917	6,141
*	Altair Engineering Inc. Class A	89,555	6,033
*	Mimecast Ltd.	119,886	5,993
*	Yelp Inc. Class A	148,507	5,957
*	MACOM Technology Solutions Holdings Inc. Class H	99,393	5,884
*	Plexus Corp.	58,406	5,771
*	Allscripts Healthcare Solutions Inc.	323,941	5,633
*	FormFactor Inc.	159,255	5,614
*	Cornerstone OnDemand Inc.	127,076	5,588
*	Sanmina Corp.	132,092	5,562
*	Cloudera Inc.	422,093	5,428
*	MaxLinear Inc.	141,737	5,389
*	Cargurus Inc.	181,376	5,118
*	Avaya Holdings Corp.	172,974	4,961
*	SVMK Inc.	253,966	4,940
*	Calix Inc.	108,614	4,813
*	Perficient Inc.	67,144	4,807
*	Bandwidth Inc. Class A	39,671	4,693
*	Ultra Clean Holdings Inc.	82,955	4,673
	Xperi Holding Corp.	215,227	4,610
*	Rambus Inc.	234,464	4,586
*	Appfolio Inc. Class A	33,740	4,551
*	Schrodinger Inc.	62,225	4,367
	Amkor Technology Inc.	205,709	4,340
*	NetScout Systems Inc.	145,903	4,290
	Shutterstock Inc.	45,230	4,105
	Progress Software Corp.	91,650	4,085
*	Sprout Social Inc. Class A	57,300	3,978
*	PROS Holdings Inc.	82,819	3,675
	Methode Electronics Inc.	75,879	3,671
*	Domo Inc. Class B	54,792	3,644
*	TechTarget Inc.	49,257	3,463
*	Cognyte Software Ltd.	134,258	3,456
*	Bottomline Technologies DE Inc.	91,807	3,432
*	Zuora Inc. Class A	212,886	3,293
*	Unisys Corp.	127,996	3,291
*	Cohu Inc.	86,714	3,227
*	Yext Inc.	217,330	3,145
*	Ichor Holdings Ltd.	55,780	3,138
*	TTM Technologies Inc.	205,677	3,116
*	Super Micro Computer Inc.	89,445	3,107
	Pitney Bowes Inc.	358,340	3,003
	CSG Systems International Inc.	66,970	2,949
*	Axcelis Technologies Inc.	68,709	2,847
*	Eventbrite Inc. Class A	132,927	2,698
*	PAR Technology Corp.	39,429	2,640
*	ePlus Inc.	27,447	2,596
*	Model N Inc.	72,091	2,571
	CTS Corp.	65,646	2,511
*	Veeco Instruments Inc.	100,454	2,393
*	Sitime Corp.	24,220	2,382
	Benchmark Electronics Inc.	75,285	2,330

		Shares	Market Value ($000)
*	Groupon Inc. Class A	48,080	2,272
*	Upland Software Inc.	54,929	2,252
*	nLight Inc.	72,974	2,140
*	CEVA Inc.	45,344	2,035
*	Avid Technology Inc.	64,923	2,005
*	Agilysys Inc.	39,440	2,003
*	Diebold Nixdorf Inc.	145,219	1,966
*	Impinj Inc.	35,459	1,846
*	Parsons Corp.	46,564	1,844
*	Ping Identity Holding Corp.	76,476	1,844
*	OneSpan Inc.	68,640	1,795
*	Photronics Inc.	127,671	1,729
	QAD Inc. Class A	24,010	1,716
	Simulations Plus Inc.	31,351	1,655
	Sapiens International Corp. NV	56,738	1,629
*	ScanSource Inc.	52,178	1,593
*	Mediaalpha Inc. Class A	36,921	1,562
	Ebix Inc.	55,384	1,518
*,1	Tucows Inc. Class A	19,167	1,497
*	Mitek Systems Inc.	85,535	1,451
*	Rackspace Technology Inc.	71,335	1,440
*	SMART Global Holdings Inc.	30,277	1,435
*	Alpha & Omega Semiconductor Ltd.	43,531	1,402
*	ChannelAdvisor Corp.	57,337	1,361
	American Software Inc. Class A	62,975	1,267
*	TrueCar Inc.	208,952	1,235
*	A10 Networks Inc.	123,492	1,202
*	Brightcove Inc.	81,566	1,183
*	GAN Ltd.	65,924	1,140
*	Telos Corp.	33,710	1,108
*	Kimball Electronics Inc.	48,967	1,096
	PC Connection Inc.	22,466	1,096
*	Veritone Inc.	54,576	1,046
*	NeoPhotonics Corp.	102,294	1,044
*	PDF Solutions Inc.	58,560	1,021
	Hackett Group Inc.	50,738	904
*	EverQuote Inc. Class A	28,629	903
*	Benefitfocus Inc.	58,776	869
*	Grid Dynamics Holdings Inc.	55,081	847
*	Digimarc Corp.	24,145	840
*	AXT Inc.	81,383	828
*	Limelight Networks Inc.	249,715	774
*	Zix Corp.	110,907	773
*	DSP Group Inc.	44,604	701
	NVE Corp.	9,615	672
*	Atomera Inc.	37,231	653
*	Quantum Corp.	85,584	643
*	Viant Technology Inc. Class A	21,939	640
*	VirnetX Holding Corp.	127,845	586
*	ON24 Inc.	17,592	566
*	Sumo Logic Inc.	29,878	562
*	GTY Technologies Holdings Inc.	93,354	560
*	Daktronics Inc.	77,276	522
*	Intelligent Systems Corp.	15,759	515
*	comScore Inc.	127,625	510
*	CyberOptics Corp.	14,893	444
*	eGain Corp.	43,869	440
*	Smith Micro Software Inc.	70,039	378

		Shares	Market Value ($000)
*	Intevac Inc.	50,433	350
*	Waitr Holdings Inc.	170,325	346
*	Pixelworks Inc.	95,701	334
*	Red Violet Inc.	14,414	317
*	Rimini Street Inc.	48,077	313
*	Immersion Corp.	35,909	307
*	Asure Software Inc.	34,474	291
*	Intellicheck Inc.	37,826	284
*	SecureWorks Corp. Class A	18,696	263
*	Synchronoss Technologies Inc.	83,828	244
*	GSI Technology Inc.	35,541	222
*,1	Akerna Corp.	39,601	173
*	Park City Group Inc.	26,695	160
*	Research Frontiers Inc.	57,212	136
*	Mastech Digital Inc.	8,284	131
	McAfee Corp.Class A	4,128	104
*	DigitalOcean Holdings Inc.	1,852	78
*,1	SeaChange International Inc.	65,062	75
	Bentley Systems Inc. Class B	1,169	67
*	Datto Holding Corp.	2,455	66
*	SkyWater Technology Inc.	1,422	37
*	DoubleVerify Holdings Inc.	928	34
*	SEMrush Holdings Inc. Class A	1,844	33
*	KnowBe4 Inc. Class A	1,728	32
*	Olo Inc. Class A	720	24
*	Alkami Technology Inc.	232	8
*	Procore Technologies Inc.	93	8
			648,339
Telecommunications (1.6%)
*	Iridium Communications Inc.	246,290	9,411
*	Viavi Solutions Inc.	471,400	8,264
*	Vonage Holdings Corp.	483,242	6,659
	Cogent Communications Holdings Inc.	87,921	6,647
*	8x8 Inc.	219,847	5,177
	InterDigital Inc.	63,405	5,122
	Shenandoah Telecommunications Co.	99,356	4,957
*	Liberty Latin America Ltd. Class C	324,032	4,660
*	Infinera Corp.	339,100	3,255
*	Extreme Networks Inc.	249,891	2,859
*	NETGEAR Inc.	61,913	2,407
*	Plantronics Inc.	71,592	2,348
*	Vocera Communications Inc.	66,373	2,238
	ADTRAN Inc.	98,727	1,956
*	WideOpenWest Inc.	107,945	1,799
*	ORBCOMM Inc.	151,026	1,690
*	Cincinnati Bell Inc.	102,738	1,582
*	Gogo Inc.	112,770	1,536
*	Consolidated Communications Holdings Inc.	149,506	1,399
*	Harmonic Inc.	196,434	1,369
*	Liberty Latin America Ltd. Class A	92,067	1,314
	Comtech Telecommunications Corp.	50,502	1,277
*	Boingo Wireless Inc.	89,762	1,255
*,1	Inseego Corp.	144,325	1,241
*	IDT Corp. Class B	40,173	1,159
*	Digi International Inc.	60,405	1,145
*	Anterix Inc.	23,000	1,138
	ATN International Inc.	22,761	1,076
*	Ribbon Communications Inc.	139,624	1,039

		Shares	Market Value ($000)
	Loral Space & Communications Inc.	26,275	994
*	Cambium Networks Corp.	16,681	963
*	CalAmp Corp.	69,144	959
*	Clearfield Inc.	22,963	868
*	Ooma Inc.	44,179	858
*	Akoustis Technologies Inc.	74,409	713
*	Casa Systems Inc.	66,440	577
*	KVH Industries Inc.	34,617	495
*	DZS Inc.	29,892	495
*	Powerfleet Inc.	66,715	450
	Spok Holdings Inc.	37,404	436
*	Hemisphere Media Group Inc. Class A	33,575	415
*	Genasys Inc.	69,947	381
*	Applied Optoelectronics Inc.	45,453	374
*	Alaska Communications Systems Group Inc.	109,540	364
	Bel Fuse Inc. Class B	21,114	348
*	Resonant Inc.	103,815	338
*	PCTEL Inc.	38,379	253
*,1	GTT Communications Inc.	66,407	99
			96,359
Utilities (3.2%)
*	Sunrun Inc.	327,543	14,648
[1]	Brookfield Renewable Corp. Class A	265,415	11,338
	Portland General Electric Co.	185,548	8,895
	PNM Resources Inc.	176,697	8,679
	Black Hills Corp.	129,638	8,529
	New Jersey Resources Corp.	196,435	8,392
	ONE Gas Inc.	108,044	8,030
	Southwest Gas Holdings Inc.	117,505	7,756
*	Evoqua Water Technologies Corp.	238,378	7,418
	Spire Inc.	103,463	7,414
	ALLETE Inc.	107,390	7,398
*	Casella Waste Systems Inc. Class A	100,578	6,782
	NorthWestern Corp.	104,927	6,647
	Avista Corp.	141,696	6,423
	Ormat Technologies Inc. (XNYS)	90,446	6,245
	American States Water Co.	75,954	6,028
	California Water Service Group	101,800	5,786
	MGE Energy Inc.	75,321	5,651
	South Jersey Industries Inc.	208,580	5,561
[1]	Brookfield Infrastructure Corp. Class A	65,396	4,681
	Clearway Energy Inc. Class C	171,189	4,593
	Chesapeake Utilities Corp.	35,474	4,064
	Covanta Holding Corp.	245,237	3,632
*	Harsco Corp.	161,714	3,626
	SJW Group	54,448	3,509
*	Sunnova Energy International Inc.	115,610	3,376
	Northwest Natural Holding Co.	62,853	3,324
	Middlesex Water Co.	35,117	3,019
*	U.S. Ecology Inc.	65,201	2,584
	Clearway Energy Inc. Class A	69,479	1,746
	Unitil Corp.	30,347	1,665
	York Water Co.	26,723	1,345
*	Heritage-Crystal Clean Inc.	31,590	973
	Artesian Resources Corp. Class A	16,516	681
*,1	Cadiz Inc.	43,382	597
*	Pure Cycle Corp.	41,053	580
	Global Water Resources Inc.	26,790	458

		Shares	Market Value ($000)
*	Sharps Compliance Corp.	29,949	408
	Consolidated Water Co. Ltd.	30,782	379
	RGC Resources Inc.	16,212	371
	Spark Energy Inc. Class A	25,695	267
*	Advanced Emissions Solutions Inc.	33,252	264
	Genie Energy Ltd. Class B	28,305	173
			193,935
Total Common Stocks (Cost $5,078,012)			5,922,605
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[6,7]	Vanguard Market Liquidity Fund, 0.055% (Cost $115,790)	1,158,024	115,802
Total Investments (101.3%) (Cost $5,193,802)			6,038,407
Other Assets and Liabilities—Net (-1.3%)			(76,482)
Net Assets (100%)			5,961,925
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $76,338,000.
2	Restricted securities totaling $80,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $6,107,000, representing 0.1% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $81,811,000 was received for securities on loan, of which $81,294,000 is held in Vanguard Market Liquidity Fund and $517,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	334	37,886	533
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,922,450	80	75	5,922,605
Temporary Cash Investments	115,802	—	—	115,802
Total	6,038,252	80	75	6,038,407
Derivative Financial Instruments
Assets
Futures Contracts[1]	533	—	—	533
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.